AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 7, 2024

1933 Act Registration File No.: 333-264478

1940 Act File No.: 811-23793

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 166	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 169	☒

TIDAL TRUST II

(Exact Name of Registrant as Specified in Charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (844) 986-7676

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, WI 53204	Domenick Pugliese Sullivan & Worcester LLP 1633 Broadway, 32nd Floor New York, NY 10019

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

Explanatory Note: This Post-Effective Amendment No. 166 to the Registration Statement of Tidal Trust II (the “Trust”) is to add two new series, the CoreValues Alpha America’s Digital Growth ETF and CoreValues Alpha India Growth ETF.

SUBJECT TO COMPLETION

Dated February 7, 2024

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

[Logo]

([ ])	CoreValues Alpha America’s Digital Growth ETF
(IGRO)	CoreValues Alpha India Growth ETF

Listed on NYSE Arca, Inc.

PROSPECTUS

[   ], 2024

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

COREVALUES ALPHA AMERICA’S DIGITAL GROWTH ETF – FUND SUMMARY

Investment Objective

CoreValues Alpha America’s Digital Growth ETF (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]%
Less: Fee Waiver(3)	([ ]%)
Total Annual Fund Operating Expenses After Fee Waiver(3)	[ ]%

(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

(3)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), has agreed to reduce its unitary management fee (which includes all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Excluded Expenses”)) to [ ]% of the Fund’s average daily net assets through at least [ ], 2025. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed above is reflected only through [ ], 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year: $[ ]	3 Years: $[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

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Principal Investment Strategies

The CoreValues Alpha America’s Digital Growth ETF (the “Fund”) is an actively managed exchange-traded fund (“ETF”) focused on investing in digital companies (defined below) that the Fund’s sub-adviser, MSA Power Funds LLC (the “Sub-Adviser”) believes are integral to America’s digital infrastructure growth. The Fund primarily invests in companies that are domiciled in the United States and listed on a U.S. stock exchange.

Under normal market conditions, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in growth stocks (common and preferred stocks) of U.S-listed digital companies.

●	The Fund defines a “digital company” as a company that (i) operates in pioneering digital sectors such as artificial intelligence and digital payments, which are crucial for the advancement and functionality of digital systems and services; or (ii) is involved in the development of systems and components related to next-generation physical infrastructure, which is essential for supporting and enhancing digital capabilities. For a company to qualify as a “digital company,” at least 50% of its revenue or research and development spending must be in these digital industries. This definition extends to sectors like advanced manufacturing, data centers, cloud computing, and electric vehicles. Growth companies are those that the Sub-Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income.

To manage the Fund’s portfolio, the Sub-Adviser employs a combined strategy, involving a top-down analysis (a strategy that starts with a broad view of sectors or the economy and then narrows down to specific stocks) of sectors alongside a bottoms-up analysis (a strategy that starts at the company level, focusing on the analysis of individual stocks) of individual companies.

The sector allocation within the Fund’s portfolio is guided by the Sub-Adviser’s top-down macroeconomic research, which seeks to identify sectors with significant growth potential. The Sub-Adviser’s research includes the examination of publicly available data indicative of economic growth, inflation, interest rates, consumption patterns, industry and sector trends, and the impact of public policies and regulations.

Following this, the Sub-Adviser conducts a bottoms-up analysis of individual companies through fundamental analysis (a method of measuring a security’s intrinsic value by examining related economic and financial factors). In particular, the Sub-Adviser analyzes company-specific data, including financial reporting data, balance sheet information, cash flow data, corporate governance information, management expertise information, and product and market opportunity information.

The weight assigned to each sector and company in the Fund’s portfolio is based on the Sub-Adviser’s evaluation of their potential for growth. These weights are dynamic and subject to change over time as the Sub-Adviser continuously reassesses the growth prospects of the sectors and companies.

The Sub-Adviser targets companies that it believes are directly contributing to the growth of America’s digital infrastructure, with a specific focus on:

●	Companies involved in pioneering sectors like artificial intelligence and digital payments, which are key components of modern digital infrastructure.

●	Companies engaged in creating next-generation physical infrastructure, crucial for the digital framework. This includes sectors such as advanced manufacturing, data centers, cloud computing, and electric vehicles, all of which are foundational to a robust digital infrastructure.

●	Companies that stand to gain from certain U.S. manufacturing-related subsidies and incentives, such as those provided under the CHIPS Act and the Inflation Reduction Act. The Sub-Adviser views many of these firms as beneficial to the strengthening and expansion of America’s digital infrastructure.

The Sub-Adviser constructs the Fund’s portfolio based on its research and analysis, aiming to take advantage of potential growth opportunities in America’s digital infrastructure. The Fund may invest, to a limited extent, in foreign companies that provide products or services related to America’s digital infrastructure. The Fund may invest in foreign securities either directly or through depositary receipts. The Fund’s portfolio will usually include 20 to 40 companies.

The Sub-Adviser regularly reviews the companies in the Fund’s portfolio to ensure they meet the investment criteria and, in the Sub-Adviser’s assessment, have strong growth potential. If a company is no longer seen as having significant growth potential, it may be given a smaller share in the portfolio or removed entirely.

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The Sub-Adviser determines each company’s weighting in the Fund’s portfolio, typically setting it between 1% and 15%. This decision is based on the Sub-Adviser’s evaluation of the company’s growth potential and its market capitalization, with companies having larger market capitalizations often being given a greater weight in the Fund.

Additional Portfolio Attributes

The Fund may invest in small-cap, mid-cap, and large-cap companies. The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund - Principal Risks of Investing in the Fund.”

Sector Risks. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. To the extent that the Fund is focused in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

●	Consumer Discretionary Sector Risks. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

●	Consumer Staples Sector Risks. Companies in the consumer staples sector may be affected by changes in general economic conditions, worldwide economic conditions, political events, world events, government regulation, environmental factors, depletion of resources, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in the consumer staples sector may also be subject to risks relating to the supply of, demand for, and prices of raw materials. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

●	Infrastructure Sector Risks. Companies in the U.S. infrastructure sector face various risks that can impact their business and operations. These include high interest costs for capital construction, significant leverage, and the burden of complying with governmental and environmental regulations. Furthermore, government expenditure can influence these companies. There are also regulatory and political risks unique to this sector, such as unexpected changes in regulations. Companies engaged in infrastructure development face risks related to construction, including delays in permits, regulatory approvals, budget overruns, design errors, unreliable revenue projections, financing challenges, and compliance costs. Compliance with U.S. standards for project finance can increase capital costs. Operational risks include project management challenges, unforeseen maintenance expenses, government interference in projects, obsolescence, and issues with investor exit strategies. Additionally, operators might not be able to transfer all cost increases to customers.

●	Information Technology Sector Risks. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology also may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.

●	Manufacturing Sector Risks. Companies focused on manufacturing activities may be adversely affected by changes in government regulation, world events, and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments, and labor relations. Furthermore, disruptions in supply chains and fluctuating demand for raw materials can significantly impact operational efficiencies and profit margins in this sector.

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Regulatory Risks. Governmental and regulatory actions, including changes in tax laws, could unpredictably or negatively affect specific markets, strategies, or investments, particularly those related to enhancing the U.S.’s infrastructure, advanced manufacturing, and supply chains. These actions might affect the Fund’s ability to invest in or maintain its holdings in certain securities and assets. The Sub-Adviser is unable to predict the effects of any new governmental regulations on the Fund’s investments, and there is no assurance that such regulations will not adversely affect the Fund’s ability to achieve its investment objective.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Growth Investing Risks. The Fund may invest in companies that appear to be growth-oriented. Growth companies are those that the Sub-Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Sub-Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

ETF Risks.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Foreign Investment Risk. The Fund will invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in foreign securities, including investments in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are subject to special risks, including the following:

●	Foreign Securities Risk. Investments in non-U.S. securities involve risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in some countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

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●	Depositary Receipt Risk. The Fund’s investments in foreign companies may be in the form of depositary receipts, including ADRs, EDRs, and GDRs. ADRs, EDRs, and GDRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. GDRs are similar to ADRs but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be more or less liquid than the underlying shares in their primary trading market and GDRs may be more volatile. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding those issuers and there may not be a correlation between that information and the market value of the depositary receipts. In general, ADRs must be sponsored, but the Fund may invest in unsponsored ADRs under various limited circumstances. It is expected that not more than 10% of the net assets of the Fund will be invested in unsponsored ADRs. The Fund’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). The Adviser will determine the liquidity of these investments pursuant to guidelines established by the Board. If a particular investment in ADRs or GDRs is deemed illiquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell the security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Market Capitalization Risk.

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

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○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

New Sub-Adviser Risk. The Sub-Adviser is a newly formed entity and has no experience with managing an exchange-traded fund regulated under the 1940 Act. As a result, there is no long-term track record against which an investor may judge the Sub-Adviser’s effectiveness.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global Fintech system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the United States and the EU imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.cvafunds.com.

Management

Investment Adviser

Tidal Investments LLC serves as investment adviser to the Fund.

Investment Sub-Adviser

MSA Power Funds LLC serves as investment sub-adviser to the Fund.

Portfolio Managers

Ben Harburg, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Tim Chen, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Qiao Duan, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2024.

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Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares are traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.cvafunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, the Sub-Adviser, or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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COREVALUES ALPHA INDIA GROWTH ETF - FUND SUMMARY

Investment Objective

CoreValues Alpha India Growth ETF (the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Acquired Fund Fees and Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%
Less: Fee Waiver(3)	([ ]%)
Total Annual Fund Operating Expenses After Fee Waiver(3)	[ ]%
(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.

(2)	Based on estimated amounts for the current fiscal year.

(3)	The Fund’s investment adviser, Tidal Investments LLC (the “Adviser”), has agreed to reduce its unitary management fee (which includes all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Excluded Expenses”)) to [ ]% of the Fund’s average daily net assets through at least [ ], 2025. This agreement may be terminated only by, or with the consent of, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”), on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed above is reflected only through [ ], 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year: $[ ]	3 Years: $[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

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Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities that are focused on companies operating in high-growth sectors in India. The Fund’s sub-adviser, MSA Power Funds LLC (the “Sub-Adviser”), seeks to develop a portfolio with a goal to capture the growth in these companies in the Indian economy. The strategy is driven by the Sub-Adviser’s “core values” approach which targets accessing economic growth and seeking to capture economic gains or “alpha” in India that align with American values or national interests.

The Fund will primarily invest in equity securities of companies that are exposed to India’s economy. The Fund will seek to achieve its investment objective by investing in a portfolio of equity securities of companies operating in what the Sub-Adviser views as high-growth sectors, including but not limited to Consumer Discretionary, Consumer Staples, Financials, Health Care, Industrials, Infrastructure, Information Technology, Materials, and Utilities, which contribute to the fast growing consumption and export in India.

The weightings of allocation across sectors and companies within the Fund’s portfolio will be based on the Sub-Adviser’s top-down macro research, with the aim of identifying sectors with the greatest growth potential. The Sub-Adviser analyzes relevant publicly available data, including data reflecting economic growth, inflation, interest rate, consumption, industry and sector trends, and public policy and regulations. In addition, the Sub-Adviser conducts “on-ground” diligence. That is, the Sub-Adviser gains insights from employees of Sub-Adviser or its affiliates located in India who are aware of local, publicly available information, consumption behaviors, and trends in India in real time. The Sub-Adviser also conducts a “bottoms up” analysis of individual companies through fundamental analysis. In particular, the Sub-Adviser analyzes company-specific data, including financial reporting data, balance sheet information, cash flow data, corporate governance information, management expertise information, and product and market opportunity information. The weight of each sector and company in the Fund’s portfolio will be determined based on the Sub-Adviser’s assessment of its growth potential and will change over time.

The Fund’s investments will be principally listed in the U.S. The Fund’s investments will include investments in equity securities via depository receipts. The Fund’s investments in depository receipts may include American, European, and Global Depository Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks or trust companies. EDRs and GDRs have the same qualities as ADRs, although they may be traded in several international trading markets. The Fund may also invest in participation certificates issued by foreign banks or brokers evidencing ownership of underlying stock issued by a foreign company. Participation certificates are used by foreign investors to access local markets and to gain exposure to, primarily, equity securities of issuers listed on a local exchange.

Additional Portfolio Attributes

The Fund’s portfolio will generally consist of between 30 and 40 securities. The Fund may invest in small-cap, mid-cap, and large-cap companies.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended, which means that the Fund may invest a high percentage of its assets in a fewer number of issuers.

The Fund, under normal circumstances, invests at least 80% of its net assets in growth stocks (e.g., common stocks and other equity-related securities) of companies operating in high-growth sectors in India. The Fund considers a company to be operating in India if it (1) is organized under the laws of, or maintains its principal place of business in, India; (2) has at least 50% of its assets physically located in India; (3) derives 50% or more of its gross revenue or profits from goods produced or sold, investments made, or services provided in India at the time of the Fund’s investment; or (4) is primarily traded on the stock exchanges of India. Growth companies are those that the Sub-Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income.

The Fund will be registered as a Category I Foreign Portfolio Investor (“FPI”) under the SEBI (Foreign Portfolio Investors) Regulations, 2019 (“FPI Regulations”) with the Securities and Exchange Board of India (“SEBI”), and shall invest in the Indian equity securities in accordance with the FPI Regulations and the Master Circular for FPIs, Designated Depository Participants (“DDPs”) and Eligible Foreign Investors, dated December 19, 2022 (“Master Circular”), as amended from time to time, and the circulars and notifications issued by SEBI from time to time.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return, and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the below titled “Additional Information About the Fund – Principal Risks of Investing in the Fund.”

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India Investing Risks. Although India is the 5th largest economy in the world, it is an emerging market country that is developing an open-market economy and remains comparatively more volatile than developed markets. Although India commenced a program of economic liberalization in the early 1990s, which included policies of deregulation, investors in India still face political and legal uncertainties, relatively greater government control over internal economic activity, and currency volatility. India has an extensive bureaucratic system which at times makes it difficult to implement economic and legislative changes, or delays the implementation process. In some areas of investment, India still imposes limits on foreign ownership of securities issued by Indian companies, and these limitations can be broadly imposed across all market participants and may apply at different levels in specific industries, which means a Fund may be unable to purchase or sell a position in a particular issuer at market prices.

In some cases, before a Fund can invest directly in securities of an Indian company traded on an Indian exchange, approvals must be obtained from a range of Indian authorities including SEBI, RBI, the central government and the tax authorities (if tax benefits related to the investment will be used by the investor). India has complicated relationships with neighboring countries including Pakistan, Bangladesh, China and Sri Lanka, based on economic and non-economic factors. India has experienced acts of terrorism and threats of terrorism, which stem from a variety of religious disputes, territorial disputes, and long-standing cultural differences or disputes, and industry-specific concerns relating to defense, security and energy policies. India continues to exercise significant control over economic and government activity.

Investing in India involves exposure to various social, demographic, political, and economic risks. Socially, India grapples with issues like religious and caste-based tensions, and its diverse and large population presents both opportunities and challenges. Demographically, while the youth population offers potential growth, it also demands significant job creation. Politically, changes in government or policy direction, potential bureaucratic hurdles, and regional tensions can impact the investment climate. Economically, India has faced challenges with infrastructure bottlenecks, fiscal deficits, and occasional currency volatility. The regulatory environment, although improving, can still be complex and sometimes unpredictable. All these factors can contribute to volatility and pose potential risks for a Fund that invests in India, necessitating vigilant monitoring and understanding of the regional dynamics.

Sector Risks. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. To the extent that the Fund is focused in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

Consumer Discretionary Sector Risks. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Consumer Staples Sector Risks. Companies in the consumer staples sector may be affected by changes in general economic conditions, worldwide economic conditions, political events, world events, government regulation, environmental factors, depletion of resources, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in the consumer staples sector may also be subject to risks relating to the supply of, demand for, and prices of raw materials. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

Financials Sector Risks. The financials sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. The financial sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

Healthcare Sector Risks. Companies in the Healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. The values of many companies in the Healthcare sector also are dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of these companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights.

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Industrials Sector. Companies in the Industrials Sector can be significantly affected by supply and demand for specific products or services and for Industrials Sector products in general; a decline in demand for products due to rapid technological developments and frequent new product introduction; government regulation, world events and economic conditions; and the risks associated with potential environmental damage and product liability claims.

Information Technology Sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology also may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.

Materials Sector. Companies in the Materials Sector may be adversely impacted by the volatility of commodity prices, changes in exchange rates, depletion of resources, over-production, litigation and changes in government regulations, among other factors.

Utilities Sector. Companies in utilities sector may be adversely affected by interest rate fluctuations, government policies, rate of industrialization and urbanization, regulatory advancements, infrastructural developments, and commodity price volatility. Further, the sector’s vulnerability to economic downturns may affect the demand.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Foreign Investment Risk. The Fund will invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in foreign securities, including investments in ADRs, EDRs, and GDRs are subject to special risks, including the following:

●	Foreign Securities Risk. Investments in non-U.S. securities involve risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in some countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

●	Depositary Receipt Risk. The Fund’s investments in foreign companies may be in the form of depositary receipts, including ADRs, EDRs, and GDRs. ADRs, EDRs, and GDRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. GDRs are similar to ADRs but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be more or less liquid than the underlying shares in their primary trading market and GDRs may be more volatile. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding those issuers and there may not be a correlation between that information and the market value of the depositary receipts. In general, ADRs must be sponsored, but the Fund may invest in unsponsored ADRs under various limited circumstances. It is expected that not more than 10% of the net assets of the Fund will be invested in unsponsored ADRs. The Fund’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). The Adviser will determine the liquidity of these investments pursuant to guidelines established by the Board. If a particular investment in ADRs or GDRs is deemed illiquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell the security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares to decline in value.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

ETF Risks.

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

○	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

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General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible that your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Growth Investing Risks. The Fund may invest in companies that appear to be growth-oriented. Growth companies are those that the Sub-Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Sub-Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

Market Capitalization Risk.

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

New Sub-Adviser Risk. The Sub-Adviser is a newly formed entity and has no experience with managing an exchange-traded fund regulated under the 1940 Act. As a result, there is no long-term track record against which an investor may judge the Sub-Adviser’s effectiveness.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global Fintech system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the United States and the EU imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

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Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.cvafunds.com.

Management

Investment Adviser

Tidal Investments LLC serves as investment adviser to the Fund.

Investment Sub-Adviser

MSA Power Funds LLC serves as investment sub-adviser to the Fund.

Portfolio Managers

Ben Harburg, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Tim Chen, Portfolio Manager for the Sub-Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Qiao Duan, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in 2024.

Purchase and Sale of Shares

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Shares are listed on a national securities exchange, such as the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (the “bid” price) and the lowest price a seller is willing to accept for Shares (the “ask” price) when buying or selling Shares in the secondary market. This difference in bid and ask prices is often referred to as the “bid-ask spread.”

When available, information regarding the Fund’s NAV, market price, how often Shares are traded on the Exchange at a premium or discount, and bid-ask spreads can be found on the Fund’s website at www.cvafunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser, the Sub-Adviser, or their affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange-traded products, including the Fund, or for other activities, such as marketing, educational training, or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objective

Each Fund seeks long-term capital appreciation.

An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. Each Fund’s investment objective has not been adopted as a fundamental investment policy and therefore may be changed without the consent of the Fund’s shareholders upon approval by the Board of Trustees (the “Board”) of Tidal Trust II (formerly named Tidal ETF Trust II) (the “Trust”) and at least 60 days’ written notice to shareholders.

Additional Information About the Funds’ Principal Investment Strategies

The following information is in addition to, and should be read along with, the description of each Fund’s principal investment strategies in the section titled “Fund Summary—Principal Investment Strategies” above.

Each Fund’s portfolio is reallocated periodically to manage risk and reposition the portfolio to reflect earnings releases, stock price movements, and other new information related to particular companies. It is also rebalanced as necessary due to capital flows, corporate actions, and other external events.

Each Fund’s 80% policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ written notice prior to any such change.

Temporary Defensive Strategies

For temporary defensive purposes during adverse market, economic, political, or other conditions, each Fund may invest in cash or cash equivalents or short-term instruments such as commercial paper, money market mutual funds, or short-term U.S. government securities. Taking a temporary defensive position may result in a Fund not achieving its investment objective.

Manager of Managers Structure

The Funds and the Adviser have received exemptive relief from the SEC permitting the Adviser (subject to certain conditions and the approval of the Board) to change or select new unaffiliated sub-advisers without obtaining shareholder approval. The relief also permits the Adviser to materially amend the terms of agreements with an unaffiliated sub-adviser (including an increase in the fee paid by the Adviser to the unaffiliated sub-adviser (and not paid by the Fund)) or to continue the employment of an unaffiliated sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any unaffiliated sub-adviser changes. The Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee a sub-adviser and recommend their hiring, termination and replacement.

Principal Risks of Investing in the Funds

The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Funds, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in a Fund. Some or all of these risks may adversely affect a Fund’s NAV per share, trading price, yield, total return and/or ability to meet its investment objective. The following risks could affect the value of your performance in the Funds: The risks below apply to each Fund as indicated in the following table. Additional information about each such risk and its potential impact on a Fund is set forth below the table.

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	CoreValues Alpha America’s Digital Growth ETF	CoreValues Alpha India Growth ETF
ETF Risks	X	X
—Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk	X	X
— Costs of Buying or Selling Shares	X	X
— Shares May Trade at Prices Other Than NAV	X	X
— Trading	X	X
Emerging Markets Risk		X
Equity Market Risk	X	X
Foreign Investment Risk	X	X
● Depositary Receipt Risk	X	X
General Market Risk	X	X
Geographic Investment Risk		X
Growth Investing Risk	X	X
India Investing Risks		X
Management Risk	X	X
Market Capitalization Risk	X	X
—Large-Capitalization Investing Risk	X	X
—Mid-Capitalization Investing	X	X
—Small-Capitalization Investing	X	X
New Fund Risk	X	X
New Sub-Adviser Risk	X	X
Non-Diversification Risk	X	X
Operational Risk	X	X
Recent Market Events Risk	X	X
Sector Risks	X	X
● Consumer Discretionary Sector Risks	X	X
● Consumer Staples Sector Risks	X	X
● Financial Sector Risks		X
● Healthcare Sector Risks		X
● Industrials Sector Risks		X
● Information Technology Sector Risks	X	X
● Infrastructure Sector Risks	X
● Manufacturing Sector Risks	X
● Materials Sector Risks		X
● Utilities Sector Risks		X

ETF Risks.

○	APs, Market Makers, and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

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○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate the corresponding Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers, or other participants that trade the Shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Adviser believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

○	Trading. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the corresponding Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares to decline in value.

Equity Market Risk. The equity securities held in a Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Securities in the Funds’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors. Factors that could impact the market value of an equity security include a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Foreign Investment Risk. The Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in foreign securities, including investments in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are subject to special risks, including the following:

●	Foreign Securities Risk. Investments in non-U.S. securities involve risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in some countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

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●	Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls” or expropriation or nationalization of assets. The possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions, might adversely affect an investment in foreign securities. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets within or out of a jurisdiction. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for Shares of the Fund, and may cause the Fund to decline in value.

●	Depositary Receipt Risk. The Fund’s investments in foreign companies may be in the form of depositary receipts, including ADRs, EDRs, and GDRs. ADRs, EDRs, and GDRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. GDRs are similar to ADRs but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be more or less liquid than the underlying shares in their primary trading market and GDRs may be more volatile. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding those issuers and there may not be a correlation between that information and the market value of the depositary receipts. In general, ADRs must be sponsored, but the Fund may invest in unsponsored ADRs under various limited circumstances. It is expected that not more than 10% of the net assets of the Fund will be invested in unsponsored ADRs. The Fund’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). The Adviser will determine the liquidity of these investments pursuant to guidelines established by the Board. If a particular investment in ADRs or GDRs is deemed illiquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell the security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

●	Currency Risk. The Fund’s NAV is determined on the basis of U.S. dollars; therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad. Changes in foreign currency exchange rates may affect the NAV of the Fund and the price of the Fund’s Shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

●	Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause the Fund’s investments to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

●	Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

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General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which a Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Geographic Investment Risk. To the extent a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Growth Investing Risks. The Fund may invest in companies that appear to be growth-oriented. Growth companies are those that the Sub-Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Sub-Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

India Investing Risks. The Fund’s investment focus on Indian companies subjects it to India investments risks, including:

●	General Risk. Although India is the 5th largest economy in the world, it is an emerging market country that is developing an open-market economy and remains comparatively more volatile than developed markets. Although India commenced a program of economic liberalization in the early 1990s, which included policies of deregulation, investors in India still face political and legal uncertainties, relatively greater government control over internal economic activity, and currency volatility. India has an extensive bureaucratic system which at times makes it difficult to implement economic and legislative changes, or delays the implementation process. In some areas of investment, India still imposes limits on foreign ownership of securities issued by Indian companies, and these limitations can be broadly imposed across all market participants and may apply at different levels in specific industries, which means the Fund may be unable to purchase or sell a position in a particular issuer at market prices.

●	Exchange Rate Fluctuation. The Indian Rupee is not fully convertible and most capital account transactions require approval from the Reserve Bank of India (“RBI”), India’s central bank. Although the Fund may be able to hedge currency risks for a relatively short period, this will be expensive given the high hedging costs prevailing in the country and thus, render hedging the currency uneconomical at times.

●	Foreign Currency Risk. The income received by the Fund from its investments will generally be denominated in foreign currencies. The Fund’s exposure to foreign currencies and changes in the value of foreign currencies may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. Moreover, the Fund may incur costs in connection with conversions between foreign currencies.

●	Changes in FPI Laws. Under the FPI Regulations, an FPI is subject to certain restrictions on buying, selling or otherwise dealing in securities. It is noted that there can be no assurance that the entity holding the FPI license shall continue to qualify for the license. Loss of the FPI registration could adversely impact the ability of the Fund to make investments in India. SEBI imposes certain limitations on participation in an FPI by Non-Resident Indians (“NRI”), Overseas Citizens of India (“OCI”) or Resident Indians (“RI”). The investments of the Fund will be made in accordance with investment restrictions prescribed under the FPI Regulations. If new policy announcements or regulations in India are made, including potential policies with retroactive effect which require changes in the structure or operations of the Fund, the performance of the Fund may get adversely impacted.

●	Investment and Repatriation Restrictions. The aggregate holding of a single FPI, including its investor group, whether directly or through offshore derivative instruments (“ODIs”) or a combination thereof, in an Indian issuer must be less than 10% of the total paid-up equity capital on a fully diluted basis of such Indian issuer. SEBI monitors foreign holdings and periodically announces current foreign ownership limitations and changes to such limits. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in India.

Multiple entities registered as FPIs and directly or indirectly, having common ownership of more than 50% or common control, shall be treated as part of the same investor group.

●	Place of effective management of the Fund. Under the current provisions of the Income-Tax Act, 1961 (“ITA”), a company is tax resident in India in a given financial year if: (i) it is incorporated in India; or (ii) its place of effective management (“POEM”), in that year, is in India. POEM is based on the place where key management and commercial decisions of the entity that are necessary for the conduct of business of an entity as a whole are, in substance made. The Central Board of Direct Taxes (“CBDT”) has issued guidelines for determination of POEM. While the Fund believes that the activities of the Fund described in this Prospectus should not create a POEM of the Fund in India, there may be a risk that the Indian tax authorities will claim that these activities have resulted in the POEM of the Fund being situated in India. If for any reason the activities are held to locate the POEM of the Fund in India, then the global profits of the Fund could be subject to taxation in India and the Fund may not be eligible to claim the benefits of the Tax Treaty.

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●	Exposure to Permanent Establishment (“PE”). While the Fund believes that the activities of the Fund described in this Prospectus should not create a PE of the Fund in India, there may be a risk that the Indian tax authorities will claim that these activities have resulted in a PE of the Fund in India. Income arising to the Fund (being an FPI) from the sale of shares in India should be categorised as ‘capital gains’ therefore, the concept of PE and the resulting Indian tax implications should be relevant only in relation to any other income that Fund earns in India. If for any reason the activities are held to be a PE of the Fund in India, then any other income of the Fund to the extent attributable to the PE would be subject to taxation in India as business income. Further, the benefits of the Tax Treaty with regard to the capital gains tax exemption could also be challenged.

●	Indirect Transfer. Where shares are sold by investors/redeemed by the Fund, gains from such transfer could be subject to tax in India if certain thresholds are met. However, the Fund being a Category-I FPI, the indirect transfer provisions should not apply to shareholders in the Fund.

Management Risk. Each Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Funds.

Market Capitalization Risk.

○	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

○	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

○	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

○	Micro-Capitalization Investing. Micro-capitalization companies often have limited product lines, narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small- or mid-capitalization. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

New Fund Risk. Each Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

New Sub-Adviser Risk. The Sub-Adviser is a newly formed entity and has no experience with managing an exchange-traded fund, which may limit the Sub-Adviser’s effectiveness. In addition, although the Sub-Adviser has retained third-party vendors (e.g., compliance services, operations, etc.), the Sub-Adviser currently has limited resources, which may prevent it from being able to continue to provide sub-advisory services if the principal becomes incapacitated. Over time, the Sub-Adviser will augment its resources as market conditions permit. In addition, the Sub-Adviser regularly evaluates its business continuity plan with the Adviser to ensure continuity of operations and portfolio management should a disruption to operations occur.

Non-Diversification Risk. Because each Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause a Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global Fintech system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility, and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and the Sub-Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving its investment objective, but there can be no assurance that they will be successful in doing so.

Sector Risks.  To the extent a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. To the extent that a Fund is focused in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries The Fund may invest a significant portion of its assets in some of the following sectors and, therefore, the performance of a Fund could be negatively impacted by events affecting each of these sectors.

●	Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

●	Consumer Staples Sector. Companies in the consumer staples sector may be affected by changes in general economic conditions, worldwide economic conditions, political events, world events, government regulation, environmental factors, depletion of resources, consumer confidence, consumer spending, marketing, competition, demographics and consumer preferences, product trends, and production spending. Companies in the consumer staples sector may also be subject to risks relating to the supply of, demand for, and prices of raw materials. Companies in this sector are also affected by natural and man-made disasters and political, social, or labor unrest that affect production and distribution of consumer staple products.

●	Financials Sector. The financials sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Insurance companies, in particular, may be significantly affected by changes in interest rates, catastrophic events, price and market competition, the imposition of premium rate caps, or other changes in government regulation or tax law and/or rate regulation, which may have an adverse impact on their profitability. The financial sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber-attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

●	Healthcare Sector. Companies in the Healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. The values of many companies in the Healthcare sector also are dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and the profitability of these companies may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights.

●	Industrial Sector Risk. A fund that focuses in the industrials sector may be subject to greater risks than a portfolio without such a focus. The industrials sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. A Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

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●	Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology also may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.

o	Artificial Intelligence Company Risk. Companies involved in, or exposed to, artificial intelligence related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end user demand of products and services in various industries that may in part utilize robotics and artificial intelligence.

Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. In addition, these companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that companies involved in artificial intelligence will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies technology. Legal and regulatory changes, particularly related information privacy and data protection, may have an impact on a company’s products or services.

Artificial intelligence companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Securities of artificial intelligence companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology.

●	Infrastructure Sector Risks. Companies in the U.S. infrastructure sector face various risks that can impact their business and operations. These include high interest costs for capital construction, significant leverage, and the burden of complying with governmental and environmental regulations. Furthermore, government expenditure can influence these companies. There are also regulatory and political risks unique to this sector, such as unexpected changes in regulations. Companies engaged in infrastructure development face risks related to construction, including delays in permits, regulatory approvals, budget overruns, design errors, unreliable revenue projections, financing challenges, and compliance costs. Compliance with U.S. standards for project finance can increase capital costs. Operational risks include project management challenges, unforeseen maintenance expenses, government interference in projects, obsolescence, and issues with investor exit strategies. Additionally, operators might not be able to transfer all cost increases to customers.

●	Manufacturing Sector Risks. Companies focused on manufacturing activities may be adversely affected by changes in government regulation, world events, and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments, and labor relations. Furthermore, disruptions in supply chains and fluctuating demand for raw materials can significantly impact operational efficiencies and profit margins in this sector.

●	Materials Sector. Companies in the Materials Sector may be adversely impacted by the volatility of commodity prices, changes in exchange rates, depletion of resources, over-production, litigation and changes in government regulations, among other factors.

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●	Utilities Sector. Companies in utilities sector may be adversely affected by interest rate fluctuations, government policies, rate of industrialization and urbanization, regulatory advancements, infrastructural developments, and commodity price volatility. Further, the sector’s vulnerability to economic downturns may affect demand.

PORTFOLIO HOLDINGS INFORMATION

Information about each Fund’s daily portfolio holdings will be available on the Funds’ website at www.cvafunds.com. A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).

MANAGEMENT

Investment Adviser

Tidal Investments LLC, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, is an SEC-registered investment adviser and a Delaware limited liability company. Tidal was founded in March 2012. Tidal is dedicated to understanding, researching and managing assets within the expanding ETF universe. As of [ ], 2024, Tidal had assets under management of approximately $[ ] billion and served as the investment adviser or sub-adviser for [ ] registered funds.

Tidal serves as investment adviser to the Funds and has overall responsibility for the general management and administration of the Fund pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”). The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate.

For the services provided to the Funds, the Funds pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate set forth in the table below based on each Fund’s average daily net assets.

Fund Name	Unitary Management Fee	Unitary Management Fee After Waiver
CoreValues Alpha America’s Digital Growth ETF
CoreValues Alpha India Growth ETF

The Adviser has contractually agreed to waive its unitary management fee for each Fund (which includes all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Excluded Expenses”)) to [ ]% of the Fund’s average daily net assets through at least [ ], 2025. This agreement may be terminated only by, or with the consent of, the Board of the Trust, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.

Under the Advisory Agreement, in exchange for a single unitary management fee from the Funds, the Adviser has agreed to pay all expenses incurred by the Funds except for Excluded Expenses.

Sub-Adviser

MSA Power Funds LLC, located at 89 Nexus Way Camana Bay Grand Cayman KY1-9009 Cayman Islands, serves as investment sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and Sub-Adviser (the “Sub-Advisory Agreement”). The Sub-Adviser became a registered investment adviser with the SEC in [ ], 2023. As of [ ], 2024, the Sub-Adviser had approximately $[ ] in assets under management.

The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser may be responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, however, trading is currently being effected by the Adviser. For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.[ ]% based on each Fund’s average daily net assets.

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The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds, except for Excluded Expenses. Such expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal ETF Services, LLC, the Funds’ administrator and an affiliate of the Adviser. See the section of the SAI titled “Administrator” for additional information about the Funds’ administrator. In addition to its sub-advisory fee, the Sub-Adviser may receive from the Adviser, in certain circumstances, a portion of the Adviser’s management fee in recognition of the risk it assumes in incurring the obligation to pay fund expenses as described above.

A discussion regarding the basis for the Board’s approval of the Funds’ Advisory Agreement and Sub-Advisory Agreement will be available in the Funds’ [ ] [annual/ semi-annual] report to shareholders.

Portfolio Managers

The following individuals (each, a “Portfolio Manager”) have served as portfolio managers of the Funds since their inception in 2024. Mr. Ben Harburg and Mr. Tim Chen are primarily responsible for the day-to-day management of the Funds, and Ms. Duan and Mr. Ragauss oversee trading and execution for the Funds.

Ben Harburg, Portfolio Manager for the Sub-Adviser (MSA Power Funds)

Ben Harburg serves as a Portfolio Manager at the Sub-Advisor and is a Managing Partner at MSA Power Funds, having joined the firm in 2015. Previously he was a Managing Director and co-founder of one of the largest commodity trading firms in Asia. Mr Harburg started his career at the Boston Consulting Group. Mr. Harburg holds a BA in International Relations from Tufts University. He sits on the Board of Directors of National Committee on US-China Relations and the Asian Cultural Council and is a member of the Advisory Board of the Tufts University School of Arts & Sciences.

Tim Chen, Portfolio Manager for the Sub-Adviser (MSA Power Funds)

Tim Chen serves as a Portfolio Manager at the Sub-Advisor and is a Partner at MSA Power Funds, having joined the firm in 2019. From 2016 to 2019 Mr. Chen was the Head of International Product at Mobike, the Chinese micro-mobility leader which was acquired by Meituan for $3 billion. He previously managed product operations at Uber. Mr. Chen started his career as a long/short fundamental hedge fund and as a technology investment banker in New York. Mr. Chen received a BS in Commerce and Finance from the University of Virginia in 2012.

Qiao Duan, CFA, Portfolio Manager for the Adviser

Qiao Duan serves as Portfolio Manager at the Adviser, having joined the firm in October 2020. From February 2017 to October 2020, she was an execution Portfolio Manager at Exponential ETFs, where she managed research and analysis relating to all Exponential ETF strategies. Ms. Duan previously served as a portfolio manager for the Exponential ETFs from their inception in May 2019 until October 2020. Ms. Duan received a Master of Science in Quantitative Finance and Risk Management from the University of Michigan in 2016 and a Bachelor of Science in Mathematics and Applied Mathematics from Xiamen University in 2014. She holds the CFA designation.

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser

Mr. Ragauss serves as Portfolio Manager at the Adviser, having joined the Adviser in September 2020. Mr. Ragauss previously served as Chief Operating Officer and in other roles at CSat Investment Advisory, L.P., from April 2016 to September 2020. Previously, Mr. Ragauss was Assistant Vice President at Huntington National Bank (“Huntington”), where he was Product Manager for the Huntington Funds and Huntington Strategy Shares ETFs, a combined fund complex of almost $4 billion in assets under management. At Huntington, he led ETF development bringing to market some of the first actively managed ETFs. Mr. Ragauss joined Huntington in 2010. Mr. Ragauss attended Grand Valley State University where he received his Bachelor of Business Administration in Finance and International Business, as well as a minor in French. He is a member of both the National and West Michigan CFA societies and holds the CFA designation.

CFA® is a registered trademark owned by the CFA Institute.

The Funds’ SAI provides additional information about each Portfolio Manager’s compensation structure, other accounts that each Portfolio Manager manages, and each Portfolio Manager’s ownership of Shares.

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HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in Creation Units at the NAV per share next determined after receipt of an order from an AP. Only APs may acquire Shares directly from the Funds, and only APs may tender their Shares for redemption directly to the Funds, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Most investors buy and sell Shares in secondary market transactions through brokers. Individual Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” through your brokerage account.

Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Funds, are an essential part of the ETF process and help keep Share trading prices in line with the NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Funds employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NAV for each Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security or other asset held by a Fund or is determined to be unreliable, the security or other asset will be valued at fair value estimates under guidelines established by the Adviser (as described below).

Fair Value Pricing

The Board has designated the Adviser as the “valuation designee” for the Funds under Rule 2a-5 of the 1940 Act, subject to its oversight. The Adviser has adopted procedures and methodologies, which have been approved by the Board, to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. The Adviser will fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

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Investments by Other Registered Investment Companies in the Funds

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to SEC rules and exemptive orders.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay out dividends and interest income, if any, annually, and distribute any net realized capital gains to its shareholders at least annually. The Funds will declare and pay income and capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (institutional investors only).

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this Prospectus. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Taxes on Distributions

For federal income tax purposes, distributions of net investment income are generally taxable to shareholders as ordinary income or qualified dividend income. Taxes on distributions of net capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned their Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions of short-term capital gain will generally be taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

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Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided certain holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Funds.

In addition to the federal income tax, certain individuals, trusts, and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Funds shortly before a dividend or other distribution, because such a distribution will generally be taxable to you even though it may economically represent a return of a portion of your investment.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Funds will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Funds may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on distributions of net investment income paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the Internal Revenue Service (“IRS”) the identity of certain of its account-holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

The Funds (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of substantially identical Shares.

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Taxes on Purchases and Redemptions of Creation Units

An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market their holdings) or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year and as a short-term capital gain or loss if such Shares have been held for one year or less.

The Funds may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. The Funds may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Funds may be less tax efficient if they include such a cash payment in the proceeds paid upon the redemption of Creation Units.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You also may be subject to foreign, state, and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

India Tax Discussion

THE INFORMATION ON TAX IMPLICATIONS GIVEN BELOW IS A SUMMARY OF CERTAIN TAX IMPLICATIONS APPLICABLE TO FOREIGN PORTFOLIO INVESTORS (I.E., ‘FOREIGN PORTFOLIO INVESTOR’ AS DEFINED UNDER THE SECURITIES AND EXCHANGE BOARD OF INDIA (FOREIGN PORTFOLIO INVESTORS) REGULATIONS, 2019)) AS ON THE DATE OF PREPARATION OF THIS SUMMARY (WHICH MIGHT BE A DATE EARLIER THAN THE DATE OF FINALIZATION OF THIS PROSPECTUS), BUT IS NOT INTENDED TO BE A COMPLETE DISCUSSION OF ALL TAX IMPLICATIONS. THE CONTENTS GIVEN BELOW ARE NOT TO BE CONSTRUED AS TAX ADVICE CONCERNING THE INVESTMENTS.

THE DISCUSSION OF INDIA INCOME-TAX MATTERS CONTAINED HEREIN IS BASED ON EXISTING LAW, INCLUDING THE PROVISIONS OF THE ITA AND THE PROVISIONS OF THE INDIA-US TAX TREATY (“TAX TREATY”), AS OF THE DATE OF THIS PROSPECTUS. THE ITA IS AMENDED EVERY YEAR BY THE (INDIAN) FINANCE ACT OF THE RELEVANT YEAR, AND THIS SUMMARY REFLECTS CHANGES THROUGH THE DATE HEREOF. THE TAX RATE SPECIFIED UNDER THE ITA AND THE FINANCE ACT FOR THE RELEVANT YEAR IS INCREASED BY SURCHARGE AND IS FURTHER INCREASED BY A CESS OF 4 (FOUR) PERCENT ON THE TOTAL AMOUNT OF TAX AND SURCHARGE. THE TAX RATES PROVIDED IN THIS DOCUMENT ARE AS PER THE CURRENT PROVISIONS OF THE ITA (AS AMENDED BY FINANCE ACT, 2023) AND EXCLUDE SURCHARGE AND CESS. NO ASSURANCE CAN BE GIVEN THAT FUTURE LEGISLATION, ADMINISTRATIVE RULINGS OR COURT DECISIONS WILL NOT SIGNIFICANTLY MODIFY THE CONCLUSIONS SET FORTH IN THIS SUMMARY, POSSIBLY WITH RETROACTIVE EFFECT.

India Tax Discussion: General Tax implications in the hands of the Fund

As per Section 4 read with Section 5 of the ITA, non-residents are taxable only on India-source income, i.e., only and to the extent that such income accrues or arises or is deemed to accrue or arise in India or is received or deemed to be received in India.

Section 9 of the ITA sets out specific circumstances where income is deemed to accrue or arise in India (i.e., where income is deemed to be sourced in India). Under Section 9(1)(i) of the ITA, any income earned by a non-resident from the transfer of a capital asset situated in India would be deemed to accrue in India. The Supreme Court of India has held that shares of a company incorporated in India are assets situated in India. Therefore, a non-resident is liable to tax in India if it earns income from the transfer of a capital asset situated in India. The Finance Act, 2012 amended section 9(1)(i) by inserting Explanation 5 to provide that shares or interest of a company incorporated outside India are deemed to be situated in India, where such shares or interest derive, directly or indirectly, their value substantially from assets located in India (“Indirect Transfer Provisions”). The share or interest of a foreign company or entity shall be deemed to derive its value ’substantially’ from the assets located in India if on the ’specified date’, the value of such Indian assets (i) exceeds INR 100 million; and (ii) represents at least 50% of the value of all the assets owned by such foreign company or entity. Explanation 5 to section 9(1)(i) of the ITA has a specific provision excluding the application of Indirect Transfer Provisions to an asset or capital assets held by a non-resident investor in an FPI registered under FPI Regulations.

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Section 9(1) also deems interest which is payable by a resident to accrue in India, and therefore, taxable in India.

The incidence of Indian income tax on the income of the Fund will depend upon the provisions of the ITA, as well as the provisions of the Tax Treaty (subject to the Fund being eligible to claim benefits under the Tax Treaty).

India Tax Discussion: Taxation of the Fund

The Fund may earn the following streams of income from foreign portfolio investments made in India: (i) dividend and interest income; and (ii) capital gains income.

India Tax Discussion: Dividend and interest income

As per Section 115AD(1)(a) of the ITA, interest or dividend income received by the Fund is taxable at the rate of 20%. However, a beneficial rate of 10-15% in case of interest and 15% (provided the Fund holds more than 10% of the voting stock of the company paying the dividends) in case of dividends may be availed under the Tax Treaty provided that the Fund is eligible to obtain treaty benefits and is also the beneficial owner of the interest / dividends received from India.

India Tax Discussion: Withholding tax obligations

Section 196D provides that the person responsible for making the payment of such income to the FPI shall deduct tax at the rate of 20% or a lower rate applicable rate in case of relief under the Tax Treaty. However, no withholding tax obligation exists in case of capital gains payable to an FPI.

India Tax Discussion: Capital Gains

The ITA deems securities held by FPI to be ‘capital assets.’ Therefore, income earned by an FPI from sale of Indian securities shall be characterized as ‘capital gains.’

As per the provisions of the ITA, income chargeable as ‘capital gains’ is computed as the difference between the full value of the consideration received or accrued for the transfer, on one hand, and the cost of acquisition / indexed cost of acquisition (as applicable) of such asset plus expenditure in relation to such transfer, on the other.

Capital assets are classified as long-term assets (“LTCA”) or short-term assets (“STCA”), based on the holding period of these assets. The holding period of an asset is computed from the date of its acquisition to the date of disposal. Depending on the holding period for which the securities are held, the gains would be taxable as short-term capital gains (“STCG”) or long-term capital gains (“LTCG”).

Type of instrument	Period of holding	Nature of income
Listed securities	More than 12 months	LTCA
	12 months or less	STCA
Other securities	More than 36 months	LTCA
	36 months or less	STCA
Unlisted shares	More than 24 months	LTCA
	24 months or less	STCA

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The tax rates with respect to capital gains on transfer of securities should be as follows:

Nature of Income	Tax rate applicable
STCG	30%
LTCG	10%

The Tax Treaty provides that income from capital gains on securities of a company resident in India will be taxable in accordance with the normal provisions of the ITA.

India Tax Discussion: Securities Transaction Tax

All transactions entered on a recognized stock exchange in India are subject to the Securities Transaction Tax (“STT”) in accordance with ITA. The Fund will be liable to pay STT in respect of dealings in Indian securities purchased or sold on the Indian stock exchanges. The applicable rates of STT are set out below:

Nature of Transaction	Payable by	Applicable STT Rates (%)
Delivery based purchase transaction in equity shares entered into in a recognized stock exchange	Purchaser	0.1
Delivery based sale transaction in equity shares entered in a recognized stock exchange	Seller	0.1
Delivery based sale of a unit of an equity oriented mutual fund entered in a recognized stock exchange	Seller	0.001
Non-delivery based sale transaction in equity shares or units of an equity oriented mutual fund entered in a recognized stock exchange	Seller	0.025
Transaction for sale of futures in securities	Seller	0.0125
Transaction for sale of an option in securities	Seller	0.0625
Transaction for sale of an option in securities, where the option is exercised	Purchaser	0.125
Sale of unlisted equity shares by any holder of such shares under an offer for sale to the public included in an IPO and where such shares are subsequently listed on a recognized stock exchange	Seller	0.2

India Tax Discussion: General Anti-Avoidance Rules

The Finance Act, 2012 had introduced General Anti-Avoidance Rules (“GAAR”) into the ITA, which, subsequent to the amendments introduced by the Finance Act, 2015, has come into effect from April 1, 2017. Further, it has been announced that GAAR would be applicable only to investments made after April 1, 2017.

As per the provisions of the ITA, Indian tax authorities have been granted wide powers to tax ‘impermissible avoidance arrangements’ including the power to disregard entities in a structure, reallocate income and expenditure between parties to the arrangement, alter the tax residence of such entities and the legal situs of assets involved, treat debt as equity and vice versa. The GAAR provisions are potentially applicable to any transaction or any part thereof.

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The term ‘impermissible avoidance arrangement’ has been defined to mean an arrangement where the main purpose is to obtain a tax benefit, and it:

1. creates rights, or obligations, which are not ordinarily created between persons dealing at arm’s length;

2. results, directly or indirectly, in the misuse, or abuse, of the provisions of ITA;

3. lacks commercial substance or is deemed to lack commercial substance, in whole or in part; or

4. is entered into, or carried out, by means, or in a manner, which are not ordinarily employed for bona fide purposes.

Further, an arrangement shall be presumed, unless it is proved to the contrary by the taxpayer, to have been entered into, or carried out, for the main purpose of obtaining a tax benefit, if the main purpose of a step in, or a part of, the arrangement is to obtain a tax benefit, notwithstanding the fact that the main purpose of the whole arrangement is not to obtain a tax benefit.

An arrangement shall be deemed to lack commercial substance (amongst other factors) if:

1. the substance or effect of the arrangement as a whole, is inconsistent with, or differs significantly from, the form of its individual steps or a part; or

2. it involves or includes:

(a) round trip financing;

(b) an accommodating party;

(c) elements that have effect of offsetting or cancelling each other; or

(d) a transaction which is conducted through one or more persons and disguises the value, location, source, ownership or control of funds which is the subject matter of such transaction; or

3. it involves the location of an asset or of a transaction or of the place of residence of any party which is without any substantial commercial purpose other than obtaining a tax benefit for a party; or

4. it does not have a significant effect upon the business risks or net cash flows of any party to the arrangement apart from any effect attributable to the tax benefit that would be obtained.

In case GAAR is applied to any transaction pertaining to the Fund, it could have an adverse impact on the taxability of the Fund and the returns to the Fund.

However, section 95 of the ITA read with rule 10U of the Income tax rules, 1962 provide that FPIs that are assessee’s under the ITA and have not taken any benefits under a tax treaty are exempt from the application of GAAR. This exemption from GAAR is applicable to an FPI investing in listed securities, or unlisted securities, with the prior permission of the competent authority, in accordance with the applicable regulations.

Further, the CBDT on 27 January 2017 vide Circular No. 7 of 2017 (‘FAQ on GAAR’) issued clarifications on the GAAR provisions, wherein, inter alia it has been clarified that if the jurisdiction of an FPI is finalized based on non-tax commercial considerations, and the main purpose is not to obtain tax benefit, GAAR would not apply.

DISTRIBUTION

Foreside Fund Services, LLC (the “Distributor”), the Funds’ distributor, is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares.

31

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds can be found on the Funds’ website at www.cvafunds.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.

Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser, the Sub-Adviser, and the Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.

The Third Amended and Restated Declaration of Trust (“Declaration of Trust”) provides a detailed process for the bringing of derivative or direct actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on a Fund’s Trustees. The Declaration of Trust details various information, certifications, undertakings and acknowledgments that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Funds, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Funds. The Declaration of Trust further provides that shareholders owning Shares representing no less than a majority of a Fund’s outstanding shares must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Funds in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Funds’ costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action claiming injury as a shareholder of the Trust, or any Fund, where the matters alleged (if true) would give rise to a claim by the Trust or by the Trust on behalf of a Fund, unless the shareholder has suffered an injury distinct from that suffered by the shareholders of the Trust, or the Funds, generally. Under the Declaration of Trust, a shareholder bringing a direct claim must be a shareholder of the Funds with respect to which the direct action is brought at the time of the injury complained of or have acquired the shares afterward by operation of law from a person who was a shareholder at that time. The Declaration of Trust further provides that a Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Funds are obligated to pay shall be calculated using reasonable hourly rates. These provisions do not apply to claims brought under the federal securities laws.

The Declaration of Trust also requires that actions by shareholders against a Fund be brought exclusively in a federal or state court located within the State of Delaware. This provision will not apply to claims brought under the federal securities laws. Limiting shareholders’ ability to bring actions only in courts located in Delaware may cause shareholders economic hardship to litigate the action in those courts, including paying for travel expenses of witnesses and counsel, requiring retaining local counsel, and may limit shareholders’ ability to bring a claim in a judicial forum that shareholders find favorable for disputes, which may discourage such actions.

FINANCIAL HIGHLIGHTS

This section would ordinarily include Financial Highlights. The Financial Highlights table is intended to help you understand each Fund’s performance for its periods of operations. Because the Funds have not yet commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

32

CoreValues Alpha Greater China Growth ETF

CoreValues Alpha India Growth ETF

Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204	Administrator	Tidal ETF Services LLC 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204
Sub-Adviser	MSA Power Funds LLC 89 Nexus Way Camana Bay Grand Cayman KY1-9009 Cayman Islands	Sub-Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202
Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101	Custodian	U.S. Bank National Association 1555 N. Rivercenter Dr. Milwaukee, Wisconsin 53212
Legal Counsel	Sullivan & Worcester LLP 1633 Broadway New York, NY 10019	Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103

Investors may find more information about the Funds in the following documents:

Statement of Additional Information: The Funds’ SAI provides additional details about the investments of the Funds and certain other additional information. A current SAI dated [ ], 2024, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance after the first fiscal year the Funds are in operation.

When available, you can obtain free copies of these documents, request other information or make general inquiries about the Funds by contacting the Funds at www.CVAFunds.com, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling 855-316-3778.

Shareholder reports, the Funds’ current Prospectus and SAI and other information about the Funds will be available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

●	Free of charge from the Fund’s Internet website at www.cvafunds.com; or

●	For a duplicating fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-23793)

33

SUBJECT TO COMPLETION

Dated February 7, 2024

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

([ ])	CoreValues Alpha America’s Digital Growth ETF
(IGRO)	CoreValues Alpha India Growth ETF

listed on [Exchange]

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2024

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the CoreValues Alpha America’s Digital Growth ETF and CoreValues Alpha India Growth ETF (each a “Fund” and together, the “Funds”), each a series of Tidal Trust II (the “Trust”), dated [ ], 2024, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at 855-316-3778, visiting www.msacap.com or writing to the Fund at www.CVAFunds.com, or writing to the Funds at c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

Each Fund’s audited financial statements for the most recent fiscal year (when available) will be incorporated into this SAI by reference to such Fund’s most recent annual report to shareholders (File No. 811-23793). When available, a copy of each Fund’s annual report to shareholders may be obtained at no charge by contacting the Funds at the address or phone number noted above.

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company consisting of multiple series, including the Funds. This SAI relates to the CoreValues Alpha America’s Digital Growth ETF and CoreValues Alpha India Growth ETF. The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (the “Adviser”) serves as investment adviser to each Fund and MSA Power Funds LLC (the “Sub-Adviser”) serves as investment sub-adviser to each Fund.

Each Fund offers and issues Shares at its net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offer and issue Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. Shares of the Funds are each listed on NYSE Arca, Inc. (the “Exchange”). Shares trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment, or entirely for cash. As a practical matter, only institutions or large investors, known as “Authorized Participants” or “APs,” purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to a Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Non-Diversification

Each Fund is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that the Fund is not limited by the 1940 Act’s diversification requirements with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means that each Fund may invest a greater portion of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund, and therefore, those issuers may constitute a greater portion of a Fund’s portfolio. This may have an adverse effect on a Fund’s performance or subject its Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, each Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”).

Although each Fund is non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the Code, and to relieve each Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of each Fund and may make it less likely that a Fund will meet its investment objectives. See “Federal Income Taxes” in this SAI for further discussion.

General Risks

The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid-ask spreads are wide.

Financial markets, both domestic and foreign, have recently experienced an unusually high degree of volatility. Continuing events and possible continuing market turbulence may have an adverse effect on performance of a Fund.

Cyber Security Risk. The Fund, Authorized Participants, Adviser, Sub-Adviser and other service providers are susceptible to operational, information security and related cybersecurity risks both directly and indirectly, which could subject the Fund to losses or otherwise impair its ability to conduct its business or operations. Similar types of cybersecurity risks are also present for the issuers of securities in which the Fund invests and the banks, broker dealers, information service providers and other services necessary for the Fund’s operations and for Adviser’s and Sub-Adviser’s management of the Fund. The Fund, Adviser and Sub-Adviser are highly dependent on communication and information systems. The Fund, Adviser and Sub-Adviser are dependent on third-parties to maintain many of their respective systems and to support their increasing reliance on cloud-based services and other services essential to their business and operations. A system failure or of a third-party provider to fulfill their obligations to the Sub-Adviser, the Adviser or the Fund could significantly delay or prevent the Fund from conducting critical operating activities. Furthermore, reliance on information systems, including remote access to such systems, exposes the Fund to risks of a cybersecurity incident occurring, such as computer malware, virus, hacking, denial of service and phishing attacks, which have become more prevalent. In addition to disrupting the Fund’s operations, a cyber-attack or security breach could lead to unauthorized access to confidential information and the release, misuse, loss or destruction of such information, subjecting the Fund to regulatory fines, remediation costs, reputational harm, financial loss, litigation and increased difficulty doing business with third-parties. Even with all reasonable security efforts, not every cybersecurity incident or breach can be prevented or even detected. It is possible that the Fund, Adviser, Sub-Adviser or third-party providers have experienced an undetected breach or may in the future. It is difficult to determine what, if any, negative impact may directly result from any specific cyber-attack, security breach or other business interruption, but they could include financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents. While the Fund, the Adviser and Sub-Adviser have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. The Fund also cannot control the cybersecurity plans put in place by service providers to the Fund, issuers in which the Fund invests, the Adviser, the Sub-Adviser, market makers or Authorized Participants.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices and associated risk factors. The Funds will invest in any of the following instruments or engage in any of the following investment practices only if such investment or activity is consistent with such Fund’s investment objective and permitted by such Fund’s stated investment policies. In addition, certain of the techniques and investments discussed in this SAI are not principal strategies of the Funds as disclosed in the Prospectus, and while such techniques and investments are permissible for a Fund to utilize, such Fund is not required to utilize such non-principal techniques or investments.

Borrowing

Although the Funds do not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. The Funds will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. The Funds also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Depositary Receipts

To the extent the Funds invest in stocks of foreign corporations, a Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States.

Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

The Funds will not invest in any unlisted depositary receipts or any depositary receipt that is deemed to be illiquid or for which pricing information is not readily available. In addition, all depositary receipts generally must be sponsored. However, the Funds may invest in unsponsored depositary receipts under certain limited circumstances. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

Equity Securities

Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of such Fund’s Shares to decline.

An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in the value of Shares of such Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.

Types of Equity Securities:

Common Stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Preferred Stocks. Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

When-Issued Securities. A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Rule 18f-4 under the 1940 Act permits a Fund to invest in securities on a when-issued or forward-settling basis, or with a non-standard settlement cycle, notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A when-issued, forward-settling, or non-standard settlement cycle security that does not satisfy the Delayed-Settlement Securities Provision is treated as a derivatives transaction under Rule 18f-4.

Foreign Securities

The Funds may invest directly in foreign securities or have indirect exposure to foreign securities.

CoreValues Alpha India Growth ETF will be registered as a Category I Foreign Portfolio Investor (“FPI”) under the SEBI (Foreign Portfolio Investors) Regulations, 2019 (“FPI Regulations”) with the Securities and Exchange Board of India (“SEBI”), and shall invest in the Indian equity securities in accordance with the FPI Regulations and the Master Circular for FPIs, Designated Depository Participants (“DDPs”) and Eligible Foreign Investors, dated December 19, 2022 (“Master Circular”), as amended from time to time, and the circulars and notifications issued by SEBI from time to time. The FPI Regulations, inter alia, prescribe investment cap for an FPI, along with its ‘investor group’ when taking exposure to equity of an Indian listed company.

CoreValues Alpha India Growth ETF may also subscribe to Offshore Derivative Instruments (“ODIs”) issued by ODI issuing FPIs, subject to the terms and conditions provided under the FPI Regulations and the Master Circular. ODIs are defined under the FPI Regulations as any instrument, by whatever name called, which is issued overseas by an FPI against securities held by it in India, as its underlying. SEBI has prohibited FPIs (in their capacity as issuers of ODIs from issuing ODIs that have derivatives as their underlying instruments unless such exposure is for hedging purposes.

Investments in ODIs involve certain risks in addition to those associated with a direct investment in the underlying foreign securities or foreign securities markets whose return they seek to replicate. For instance, there can be no assurance that the trading price of an ODI will equal the value of the underlying foreign security or foreign securities market that it seeks to replicate. As the purchaser of an ODI, CoreValues Alpha India Growth ETF will rely on the creditworthiness of the counterparty issuing the ODI and may have no rights under an ODI against the issuer of the underlying security. Therefore, if such counterparty were to become insolvent, CoreValues Alpha India Growth ETF would lose its investment. Further, due to liquidity and transfer restrictions, the secondary markets on which ODIs are traded may be less liquid than the markets for other securities, which may lead to the absence of readily available market quotations for securities in CoreValues Alpha India Growth ETF’s portfolio and may cause the value of the ODIs to decline.

Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards, and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than exists in the United States. Interest and dividends paid by foreign issuers as well as gains or proceeds realized from the sale or other disposition of foreign securities may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Funds by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, the imposition of economic sanctions, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Funds held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Decreases in the value of currencies of the foreign countries in which a Fund may invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of such Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which a Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of such Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Investing in emerging markets can have more risk than investing in developed foreign markets. The risks of investing in these markets may be exacerbated relative to investments in foreign markets. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have more unstable and less developed securities markets or exchanges, and legal, taxation and accounting laws and systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, and restrictions on foreign ownership of local companies. In addition, emerging markets may impose stricter investor disclosure norms and restrictions on a Fund’s ability to repatriate investment income or capital and, thus, may adversely affect the operations of the Funds. Certain emerging markets may impose constraints on currency exchange and some currencies in emerging markets may have been devalued significantly against the U.S. dollar. For these and other reasons, the prices of securities in emerging markets can fluctuate more significantly than the prices of securities of companies in developed countries. The less developed the country, the greater effect these risks may have on the Funds.

Foreign Currencies

Although the Funds intend to hold investments only denominated in U.S. dollars, each Fund may have indirect exposure to foreign currency fluctuations. A Fund’s net asset value could decline if a relevant foreign currency depreciates against the U.S. dollar or if there are delays or limits on the repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, a Fund’s net asset value may change without warning, which could have a significant negative impact on such Fund.

Illiquid Investments and Restricted Securities

Pursuant to Rule 22e-4 under the 1940 Act, each Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Funds have implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limits are applied as of the date the Fund purchases an illiquid investment. It is possible that a Fund’s holding of illiquid investment could exceed the 15% limit, for example as a result of market developments or redemptions.

Each Fund may purchase certain restricted securities that can be resold to institutional investors and which may be determined not to be illiquid investments pursuant to the Fund’s liquidity risk management program. In many cases, those securities are traded in the institutional market under Rule 144A under the 1933 Act and are called Rule 144A securities.

Investments in illiquid investments involve more risks than investments in similar securities that are readily marketable. Illiquid investments may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when the Fund has net redemptions, and could result in the Fund borrowing to meet short-term cash requirements or incurring losses on the sale of illiquid investments.

Illiquid investments are often restricted securities sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, the privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. To the extent privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales could be less than those originally paid by a Fund or less than the fair value of the securities. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Private placement investments may involve investments in smaller, less seasoned issuers, which may involve greater risks than investments in more established companies. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. In making investments in private placement securities, the Fund may obtain access to material non-public information, which may restrict a Fund’s ability to conduct transactions in those securities.

Investment Company Securities

The Funds may invest in the securities of other investment companies, including money market funds and ETFs, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Funds to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), each Fund may invest in the securities of another investment company (the “acquired company”) provided that such Fund, immediately after such purchase or acquisition, does not own in the aggregate: (1) more than 3% of the total outstanding voting stock of the acquired company; (2) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (3) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If a Fund invests in and, thus, is a shareholder of, another investment company, such Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Adviser and the other expenses that the Fund bears directly in connection with its own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Funds. The acquisition of Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund; and (2) the sales load charged on Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Funds may also rely on Rule 12d1-4 under the 1940 Act, which provides an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if such Fund satisfies certain conditions specified in the Rule, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

Money Market Funds

The Funds may invest in underlying money market funds that either seek to maintain a stable $1 NAV (“stable NAV money market funds”) or that have a share price that fluctuates (“variable NAV market funds”). Although an underlying stable NAV money market fund seeks to maintain a stable $1 NAV, it is possible for the Funds to lose money by investing in such a money market fund. Because the share price of an underlying variable NAV market fund will fluctuate, when a Fund sells the shares it owns they may be worth more or less than what such Fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

Other Short-Term Instruments

The Funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (1) shares of money market funds; (2) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (4) commercial paper rated at the date of purchase “Prime-1” by Moody’s Investors Service or “A-1” by S&P Global Ratings or, if unrated, of comparable quality as determined by the Sub-Adviser; (5) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (6) short-term U.S. dollar denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Securities Lending

If approved by the Board, each Fund may lend portfolio securities to certain creditworthy borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. A lending Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of a lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

Each Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for each Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to such Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, such Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Repurchase Agreements

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A “Business Day” is any day on which the New York Stock Exchange (“NYSE”) is open for regular trading. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund’s custodian bank until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of such Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Tax Risks

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in the Prospectus and this SAI is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-deferred retirement account or other tax-advantaged arrangement, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Shares.

Indian Tax Risks

Place of Effective Management (“POEM”): While CoreValues Alpha India Growth ETF believes that its activities should not create its POEM in India, there may be a risk that the Indian tax authorities will claim that these activities have resulted in the POEM of CoreValues Alpha India Growth ETF being situated in India. If for any reason the activities are held to locate the POEM of CoreValues Alpha India Growth ETF in India, then its global profits could be subject to taxation in India and the Fund may not be eligible to claim the benefits of the India-US tax treaty.

Exposure of Permanent Establishment (“PE”): While CoreValues Alpha India Growth ETF believes that its activities should not create a PE in India, the Indian tax authorities may claim that the activities have resulted in a PE of CoreValues Alpha India Growth ETF. Under such circumstances, the profits of CoreValues Alpha India Growth ETF to the extent attributable to the PE would be subject to taxation in India.

Indirect transfer: Where shares are sold by investors/redeemed by CoreValues Alpha India Growth ETF, gains from such transfer could be subject to tax in India if certain thresholds are met. However, CoreValues Alpha India Growth ETF being a Category I FPI, the indirect transfer provisions should not apply to its shareholders.

Temporary Defensive Strategies

Under normal market conditions, each Fund will stay fully invested according to its principal investment strategies. For temporary defensive purposes during adverse market, economic, political, or other conditions, a Fund may invest up to 100% of its assets in cash or cash equivalents, such as U.S. Government obligations, investment grade debt securities and other money market instruments. Taking a temporary defensive position may result in a Fund not achieving its investment objective.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, each Fund may not:

1.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

2.	Make loans, except to the extent permitted under the 1940 Act.

3.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts (“REITs”) or securities of companies engaged in the real estate business.

4.	Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

5.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

6.	Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by securities of the U.S. government (including its agencies and instrumentalities), registered investment companies and tax-exempt securities of state or municipal governments and their political subdivisions, are not considered to be issued by members of any industry.

In determining its compliance with the fundamental investment restriction on concentration, each Fund will look through to the underlying holdings of any affiliated investment company and will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries. Additionally, in determining its compliance with the fundamental investment restriction on concentration, each Fund will look through to the user or use of private activity municipal bonds to determine their industry.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.

Indian Legal Considerations

Securities Laws

SEBI is the principal regulator of the securities markets in India. SEBI’s primary functions include protecting investor interests, promoting and regulating the Indian securities markets. The main objective of SEBI, which was established by the Government in April 1992, in accordance with the provisions of the SEBI Act, 1992 (“SEBI Act”) is to promote the development of and regulate the Indian securities markets and protect the interests of investors. SEBI may make or amend an exchange’s by-laws and rules, overrule an exchange’s governing body and withdraw recognition of an exchange. The SEBI Act granted SEBI powers to regulate the business of Indian securities markets, including stock exchanges and other financial intermediaries, promote and monitor self-regulatory organizations, prohibit fraudulent and unfair trade practices and insider trading, and regulate substantial acquisitions of shares and takeovers of companies. SEBI has also issued guidelines concerning minimum disclosure requirements by public companies, rules and regulations concerning investor protection, insider trading, substantial acquisitions of shares and takeovers of companies, buybacks of securities, employee stock option schemes, stockbrokers, merchant bankers, mutual funds, credit rating agencies and other capital market participants.

The Securities Contracts (Regulation) Act, 1956 (“SCRA”) defines “securities” to include shares, scrips, stocks, bonds, debentures, debenture stock or other marketable securities of a like nature in or of any incorporated company or a pooled investment vehicle or other body corporate; derivative; units or any other instrument issued by any collective investment scheme to the investors in such scheme; security receipt, units or any other such instrument issued under any mutual fund scheme, units or any other instrument issued by any pooled investment vehicle, any certificate or instrument issued to an investor by a special purpose distinct entity; Government securities; or such other instruments as may be declared by the Central Government to be securities; and rights or interest in securities.

The Companies Act, 2013 has incorporated significant provisions relating to securities, options in securities and equity shares with differential rights. Further, the Companies Act as amended has empowered SEBI to administer provisions in so far as they relate to the issue and transfer of securities, non-payment of dividends in the case of listed public companies and public companies proposing to get their securities listed and to conduct inspection of a company’s records in respect of matters relating to the issue and transfer of securities. The power to prosecute the defaulting companies in compliance with the said matter has also been vested with SEBI. The Companies Act has been amended to introduce significant changes such as allowing book building for public offerings of securities, buyback of securities, compulsory dematerialization of shares in an initial public offering of securities, issuance of sweat equity shares, provisions relating to corporate governance, making accounting standards issued by the Institute of Chartered Accountants of India mandatory and relaxing restrictions on inter-corporate investment and loans.

Foreign Investments in India

The RBI and the Central Government of India regulate the monetary policy under Foreign Exchange Management Act, 1999, in conjunction with the foreign direct investment policy (“FDI Policy”). The FDI Policy is revised periodically and is formulated by the Department for Promotion of Industry and Internal Trade (“DPIIT”), Ministry of Commerce and Industry, Government of India (“GoI”).

The FDI Policy acts as the consolidated point outlining the government’s policy on foreign investments into India and sets out conditions in relation to such investments. The FDI Policy governing foreign investments in India is currently laid down in the Consolidated FDI Policy Circular of 2020 bearing File No. 5(2)/2020 effective from October 15, 2020, issued by the DPIIT (referred to as the “Consolidated FDI Policy”).

The RBI has notified the Foreign Exchange Management (Debt Instruments) Regulations, 2019 (“FEMA Debt Regulations”) and the Central Government of India has notified FEMA (Non-Debt Instruments) Rules, 2019 (“FEMA Non-Debt Rules”) (together with the FEMA Debt Regulations, the “FEMA Rules”) for the regulation of foreign investment in debt and non-debt instruments, respectively.

The FEMA Rules, the Consolidated FDI Policy and the RBI Master Direction on Foreign Investment in India dated January 4, 2018, as amended from time to time, prescribe the rules, regulations and policies governing investment in FDI in India. Such investment into non-debt instruments is generally permitted either under the automatic route, where no prior approval of any regulatory authority is required, or under the government approval route.

Investment under the Foreign Portfolio Investors (FPI) Regime

Background

The provisions governing investments by an FPI in listed or to be listed Indian securities is governed by the FPI Regulations. The FPI Regulations are supplemented by the Master Circular.

Registration

FPI registration is to be undertaken and granted by DDPs on behalf of SEBI. The registration is to be granted within 30 days of application, subject to requisite information being provided. Further, registration is permanent unless suspended or cancelled or surrendered, provided that it needs to be renewed after a block of every three years.

CoreValues Alpha India Growth ETF would be registered as a Category I FPI under the sub-category ‘appropriately regulated fund’.

Categories of FPIs

There are two categories of FPIs, Category I and Category II FPIs.

Category I FPIs, including entities from the Financial Action Task Force (“FATF”) member countries, or from any country specified by the Central Government by an order or by way of an agreement or treaty with other sovereign Governments, which are –

I.	appropriately regulated funds;

II.	unregulated funds whose investment manager is appropriately regulated and registered as a Category I FPI;

provided that the investment manager undertakes the responsibility of all the acts of commission or omission of such unregulated fund;

III.	university related endowments of such universities that have been in existence for more than 5 years;

Category II FPIs include all the investors not eligible under Category I FPIs, such as appropriately regulated funds not eligible as Category I FPI, corporate bodies, family offices, unregulated funds in the form of limited partnership and trusts, etc.

Permitted investments

Under the FPI Regulations, FPIs are permitted to invest in the following securities:

●	shares, debentures and warrants issued by a body corporate; listed or to be listed on a recognized stock exchange in India;

●	units of schemes launched by mutual funds under Chapter V, VI-A and VI-B of the Securities and Exchange Board of India (Mutual Fund) Regulations, 1996;

●	units of schemes floated by a Collective Investment Scheme in accordance with the SEBI (Collective Investment Schemes) Regulations, 1999;

●	derivatives traded on a recognized stock exchange;

●	units of real estate investment trusts, infrastructure investment trusts and units of Category III Alternative Investment Funds registered with SEBI;

●	Indian Depository Receipts;

●	any debt securities or other instruments as permitted by the RBI for FPIs to invest in from time to time; and

●	such other instruments as specified by SEBI from time to time.

FPIs are also permitted to acquire “to be listed” shares pursuant to initial public offer (“IPO”), follow-on public offer (“FPO”), rights issue, private placement or shares received through involuntary corporate actions including a scheme of a merger or demerger. However, FPIs are not allowed to short sell in Indian market except as allowed under Securities Lending & Borrowing (“SLB”) or any other framework specified by SEBI. Further, sales against open purchases are not permitted for FPIs and FPIs can sell such securities only after their settlement.

As per Schedule 1 of FEMA Debt Regulations, an FPI may purchase certain specified debt instruments on repatriation basis as well, subject to conditions prescribed by RBI and SEBI.

Investment Restrictions

CoreValues Alpha India Growth ETF will be registered as a Category I FPI with the SEBI and accordingly, would be subject to the investment restrictions imposed by the FPI Regulations and the Master Circular.

The investment restrictions applicable to FPIs are as follows:

●	With effect from the 1 April 2020, the aggregate holdings of all FPIs put together, including any other direct and indirect foreign investments in the Indian company is the sectoral caps applicable to the Indian company as laid out in the NDI Rules, with respect to its paid-up share capital. It is to be noted that once a higher limit is set by a company, the company cannot subsequently reduce such limit. The limit can be extended if the general body of the corporate approves it, provided prior intimation about the increase is provided to RBI. Currently, barring a few sectors such as telecom services and banking, foreign investment up to 100% is permitted in most sectors, provided also that the aggregate limit with respect to an Indian company in a sector where FDI is prohibited is 24% of paid-up equity capital on a fully diluted basis.

●	As per the FPI Regulations, the total shareholding of a single FPI or an investor group shall be below 10% of the total paid-up equity capital on a fully diluted basis. FPIs are considered to belong to the same investor group on the basis of common ownership of more than 50% or based on common control i.e., multiple entities having common ownership, directly or indirectly, of more than 50% or common control shall be treated as being part of the same investor group and the investment limits of all such entities shall be clubbed at the investment limit as applicable to a single FPI. The term ‘control’ here includes the right to appoint majority of the directors or to control the management or policy decisions exercisable by a person or persons acting individually or in concert, directly or indirectly, including by virtue of shareholding or management rights or shareholders agreements or voting agreements or in any other manner.

●	Any breach of this cap by FPIs would have to be remedied by a divestment of excess holding within five trading days from the date of settlement of the trades resulting in the breach by FPIs. On failure to remedy such breach of limits, investments by the FPI will be classified as FDI and be subject to the restrictions under the FDI regime and the FPI entity and its investor group shall be prohibited from making any FPI investment in the Indian company.

Ownership Restrictions

The FPI Regulations permit FPIs to have Non-Resident Indians (“NRI”), Overseas Citizens of India (“OCI”) or Resident Indians (“RI”) (together “Restricted Investors”) as their constituents, subject to certain conditions. In cases where Restricted Investors are constituents of an FPI, the contribution of a single Restricted Investor is required to be below twenty-five percent of the total contribution in the corpus of the FPI and the aggregate contribution of Restricted Investors is required to be below fifty percent of the total contribution in the corpus of the FPI.

Further, Restricted Investors are prohibited from being in control of an FPI. Notwithstanding the above, Restricted Investors may control the FPI in case it is an ‘offshore fund’ for which ‘No Objection Certificate’ has been issued by SEBI in terms of the Securities and Exchange Board of India (Mutual Funds) Regulations, 1996, or is controlled by an Investment Manager which is controlled and/or owned by Restricted Investors subject to the fulfilment of the below conditions:

●	such Investment Manager is appropriately regulated in its home jurisdiction and registered with SEBI as a non-investing FPI, or

●	such Investment Manager is incorporated or setup under the Indian laws and appropriately registered with SEBI.

The FPI applicant is not required to comply with the above ownership restrictions at the time of its registration as an FPI with SEBI. The Master Circular provides an FPI with a period of two years from the date of its registration to comply with these requirements. In case an FPI remains non-compliant even after the above two-year period, it would be prohibited from making any fresh purchase of securities and would have to liquidate its existing position in the Indian securities market within a period of one hundred and eighty days (180 days).

In case of temporary breach of above investment limits, the FPI is given a period of ninety days (90 days) from its breach, to comply with the above eligibility conditions. In case of non-compliance even after ninety days, the FPI is prohibited from making any fresh purchases and would be required to liquidate its existing position in Indian securities market within a period of the next one hundred and eighty days (180 days).

Offshore Derivative Instruments

The FPI Regulations permit a Category I FPI to issue ODIs, against the underlying securities held by it in India. Such ODIs can be issued only to persons who satisfy the conditions of eligibility for registration as Category I FPIs under the FPI Regulations, subject to compliance with the specified ‘know-your-client’ (“KYC”) norms and such other conditions as may be specified by SEBI from time to time. Further, FPIs can transfer ODIs issued by or on its behalf upon fulfillment of certain conditions.

FPIs are mandated to fully disclose to SEBI any information concerning the terms of and parties to ODIs entered into by such FPI relating to any securities listed or proposed to be listed on any stock exchange in India as and when and in such form as SEBI may specify. Further, the Master Circular prohibits synthetic short activities where ODIs are issued which has the effect of short sale in the Indian securities.

The Master Circular provides the KYC norms applicable to ODI subscribers. ODI issuing FPIs are required to identify the beneficial owners of the ODI subscribers, as applicable to FPIs, even though the ODI subscribers are not required to be registered FPIs (but only eligible to be registered as Category I FPIs). The KYC review is required to be done on the basis of the risk criteria as determined by the ODI issuers, where, in case of high risk ODI subscribers, on yearly basis and in case of all other ODI subscribers, once every three years.

Furthermore, under the Master Circular, SEBI has prohibited FPIs from issuing ODIs that have derivatives as their underlying instrument unless such exposure is for hedging of equity shares subject to a position limit of 5% of market wide position limits for single stock derivatives. The permissible position limit for stock index derivatives is higher of Indian Rupees INR 1 billion or 5% of open interest. The Master Circular also provide further details regarding the permissible positions and exceptions for ODI hedging by FPIs depending on the nature of the underlying securities.

Additional disclosures by FPIs

On 24th August, 2023, SEBI released a circular mandating additional disclosure by certain FPIs (“Circular”). In furtherance of the same, Standard Operating Procedure (“SOP”) was first issued by the DDPs on 20th October, 2023, and has been revised on December 29, 2023 and January 4, 2024 since. The Circular says that (i) if any FPI holds more than 50% of its Indian equity AUM in a single Indian Corporate Group (“ICG”); or (ii) if FPI(s), either individually, or along with its investor group, holds more than INR 25,000 crores (~ USD 3 billion) of equity AUM in the Indian markets, then, such FPI(s) shall be required to provide granular details of all entities holding any ownership, economic interest, or exercising control in the FPI, on a full look through basis, up to the level of all natural persons, without any threshold.

The SOP provides for various exemptions that can be availed of by the FPI(s) set up as Government and Government related investors, Public Retail Funds (PRFs) – pension funds, insurance / reinsurance entities, mutual funds and unit trusts, certain Exchange Traded Funds (ETFs), and pooled investment vehicles.

For the above purposes, ‘equity AUM’ would refer to total market value of listed equity shares held by the FPIs in Indian securities market on a fully diluted basis. The term ‘fully diluted basis’ has been defined under the FPI Regulations as the total number of shares that would be outstanding if all possible sources of conversion are exercised.

If the funds are not able to claim the exemptions, they would be required to make the granular disclosures, and if such disclosures are made, then there would be no requirement to bring down the equity AUM below the prescribed thresholds.

The SOP also exempts certain entities from providing the additional details, including ETFs with less than 50% exposure to India and India-related equity securities and Entities listed on specified exchanges of the permissible jurisdictions. SEBI has listed the United States as one of permissible jurisdictions and NASDAQ and NYSE have been listed as specified exchanges. Therefore, if CoreValues Alpha India Growth ETF ends up fulfilling any of the above criteria, it may claim the exemption from granular disclosures.

SEBI Takeover Regulations

On September 23, 2011, SEBI issued the SEBI (Substantial Acquisition of Shares and Takeovers) Regulations, 2011, as amended from time to time (“Takeover Code”). Takeover Code came into effect from October 22, 2011.

The provisions of the Takeover Code provide for a distinct regime for mandatory offers, voluntary offers and competing offers, where the triggers result from direct acquisitions or indirect acquisitions of shares in, voting rights in or control over the target company. However, some acquisitions are exempt from the trigger events under the Takeover Code (such as exemption for acquisitions of additional voting rights pursuant to rights issues or buy-backs (subject to satisfying certain conditions)). The Takeover Code shall not apply to direct and indirect acquisitions of shares and voting rights in or control over a company listed, without making a public issue on the Innovators Growth Platform of a recognized stock exchange.

Upon the acquisition of 25% or more of shares or voting rights or an acquisition of control of the company, whether directly or indirectly, the purchaser/acquirer is required to make a public announcement of an open offer to the other shareholders offering to purchase at least 26% of all the outstanding shares of the company at an offer price as determined pursuant to the provisions of the Takeover Code (“Open Offer”). Further, under the provisions of the Takeover Code, any existing shareholder of a listed public Indian company, holding 25% or more but less than 75% of the shares of the company, is entitled to acquire up to 5% voting rights of the company, in any financial year ending March 31 without making a public offer for such an acquisition.

There are certain exemptions under the Takeover Code from the public offer provisions in certain specific instances such as an inter-se transfer of shares amongst immediate relatives, persons named as promoters in the shareholding pattern filed by the target company in terms of the listing regulations or the listing agreement. As applicable or the Takeover Code for not less than three years prior to the proposed acquisition and transfer of shares pursuant to arrangement involving the target company as a transferor company or as a transferee company, or reconstruction of the target company, including amalgamation, merger or demerger, pursuant to an order of a court or a competent authority under any law or regulation, Indian or foreign, or acquisition pursuant to resolution plan approved under the Insolvency and Bankruptcy Code, 2016. The Company’ Cells may invest through subscription of shares under the preferential route or purchase of shares from existing promoters or shareholders in which case, it would be required to comply with the public offer provisions of the Takeover Code if the post-acquisition holding of the Company is in excess of the prescribed thresholds. If the shares held by the Company’s Cells are transferred to the promoters of the portfolio company, the promoters may be required to comply with the public offer provisions under the Takeover Code depending on their percentage shareholding in the company.

SEBI Insider Trading Regulations

SEBI (Prohibition of Insider Trading) Regulations, 2015 (the “Insider Trading Regulations”) were notified by SEBI on January 15, 2015 and came into force with effect from May 15, 2015.

The Insider Trading Regulations stipulate that (i) no insider shall communicate, provide or allow access to unpublished price sensitive information relating to a company or securities listed or proposed to be listed; and (ii) no person shall procure from or cause the communication by any insider of unpublished price sensitive information relating to a company or securities listed or proposed to be listed, except in furtherance of legitimate purposes, performance of duties or discharge of legal obligations.

Notwithstanding the above, unpublished price sensitive information may be communicated, accessed or procured, in connection with a transaction that would:

a)	Entail an obligation to make an open offer (under the Takeover Code) where the board of directors of the listed company is of the informed opinion that sharing of such information is in the best interests of the company;

b)	Not attract the obligations to make an open offer (under the Takeover Code) but where the board of directors of the listed company is of the informed opinion that sharing of such information is in the best interest of the company and the unpublished price sensitive information is made available at least 2 (two) trading days prior to the proposed transaction being effected in such form as the board of directors may determine to be adequate and fair to cover all relevant and material facts.

Regulation 2(g) of the Insider Trading Regulations defines “insider” as any person who is: (i) a connected person, or (ii) in possession of or having access to unpublished price sensitive information. The Insider Trading Regulations, define a “connected person” as under:

(i)	any person who is or has during the six months prior to the concerned act been associated with a company, directly or indirectly, in any capacity including by reason of frequent communication with its officers or by being in any contractual, fiduciary or employment relationship or by being a director, officer or an employee of the company or holds any position including a professional or business relationship with the company (whether temporary or permanent), that allows such person, directly or indirectly, access to unpublished price sensitive information about the company or is reasonably expected to allow such access.

(ii)	Without prejudice to (i) above, the Insider Trading Regulations consider the persons falling under certain specified categories, including an intermediary as specified in section 12 of the SEBI Act or an employee or director thereof, as “deemed to be connected persons” unless a contrary intention is established.

Under the Insider Trading Regulations, two distinct and identifiable categories of information are potentially available in relation to a company: (i) generally available; and (ii) unpublished price sensitive information. In terms of Regulation 2(n), “unpublished price sensitive information” has been defined to mean any information relating to a company or its securities, directly or indirectly, that is not generally available, and which upon becoming generally available is likely to materially affect the price of securities, and shall, ordinarily including but not restricted to, information relating to the following:

i.	financial results;

ii.	dividends;

iii.	change in capital structure;

iv.	mergers, de-mergers, acquisitions, delisting, disposals and expansion of business and such other transactions; and

v.	changes in key managerial personnel

The phrase “generally available information” has been defined to mean information that is accessible to the public on a non-discriminatory basis. The note to the definition states that information published on the stock exchanges’ websites will ordinarily be considered as generally available information.

No insider shall trade in securities that are listed or proposed to be listed when in possession of unpublished price sensitive information provided that such insider may prove his innocence by demonstrating the circumstances including transaction is an off-market inter-se transfer between insiders who were in possession of the same unpublished price sensitive information without being in breach of the conditions on which, unpublished price sensitive information may be communicated, accessed or procured (as mentioned above) and both parties had made a conscious and informed trade decision, the transaction in question was carried out pursuant to a statutory or regulatory obligation to carry out a bona fide transaction, etc.

SEBI has the power to penalize persons who have violated regulations prescribed by the Insider Trading Regulations and the Takeover Code with imprisonment or monetary penalty. SEBI may also pass an order requiring such person to cease and desist from committing or causing any such violation. Penalties are prescribed by the Insider Trading Regulations for non-compliance of disclosure requirements, in addition to unlawful insider trading.

Exchange Control Considerations

In order to invest under the FPI Regulations, CoreValues Alpha India Growth ETF shall open foreign currency denominated accounts and special non-resident Rupee accounts in India.

Income, net of withholding tax, if any, may be credited to the special non-resident Rupee account. Transfers from the special non-resident Rupee account to the foreign currency denominated account are permitted, subject to payment of taxes wherever applicable and appropriate tax clearance certification. Transfers of sums between the foreign currency denominated account and the special non-resident Rupee account must be made at the market rates of exchange. Currency held in the foreign currency denominated account may be freely remitted outside India.

Prevention of Money Laundering Act, 2002

The Prevention of Money Laundering Act, 2002 (the “PMLA”), which came into force on July 1, 2005, embodies India’s legislative commitment to the elimination and prevention of money laundering. The main objects of PMLA are (i) the prevention and control of activities concerning money laundering and (ii) the confiscation of property derived from or involved in money laundering.

Under the PMLA, a person is guilty of an offence of “money laundering” if that person “directly or indirectly attempts to indulge or knowingly assists or knowingly is a party or is actually involved in any process or activity connected with the concealment or possession or acquisition or use of proceeds of crime and projecting and claiming it as untainted property.” The term “proceeds of crime” has been defined under the PMLA to mean property derived or obtained, directly or indirectly, by any person as a result of criminal activity relating to an offence listed in the schedule to the PMLA or the value of any such property or where such property is taken or held outside the country, then the property equivalent in value held within the country or abroad.

The PMLA mandates certain entities such as banks, financial institutions and intermediaries (dealing in securities) to maintain record of all transactions including information relating to such transactions, whether attempted or executed, the nature of which may be prescribed, in such a manner so as to enable it to reconstruct individual transactions. These records are required to be maintained for a period of five years from the date of transaction between a client and the reporting entity.

An FPI should fall within the definition of “Intermediary” under the PMLA since an FPI is required to register with the SEBI under section 12 of the Securities and Exchange Board of India Act, 1992 and accordingly, it would be obligated to furnish such information to SEBI as may be required by it to meet its obligation under the PMLA and the Rules made thereunder or as may be prescribed by SEBI from time to time.

CoreValues Alpha India Growth ETF, while applying for an FPI registration, and also after procuring the FPI registration certificate, would be required to declare its beneficial owners to its DDP, on an on-going basis, as per the provisions of PMLA and the Prevention of Money-Laundering (Maintenance of Records) Rules, 2005 (“PML Rules”), as amended from time to time. The identification of beneficial owner of CoreValues Alpha India Growth ETF, being an investment company, as per the PML Rules would include the identification of the natural person(s) who, whether acting alone or together, or through one or more juridical person(s), own(s) more than 10% of shares or capital or profits of the company, or who has the right to appoint majority of the directors or to control the management or policy decisions including by virtue of their shareholding or management right or shareholders agreements or voting agreements.

Note: Please note that the above is based on the current provisions of the Indian laws, and the regulations thereunder, and the judicial and administrative interpretations thereof, which are subject to change or modification by subsequent legislative, regulatory, administrative or judicial decisions. Any such changes could have different legal implications.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of a Fund from the listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the Investment Company Act of 1940; (2) the Fund no longer complies with the Exchange’s requirements for Shares; or (3) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove Shares of a Fund from listing and trading upon termination of such Fund.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Adviser, the Sub-Adviser, the Distributor, the Administrator, the Sub-Administrator, the Custodian, and the Transfer Agent, each of whom is discussed in greater detail in this Statement of Additional Information. The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations. In conducting this oversight, the Board receives regular reports from these officers and the service providers. For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations. In addition, the Adviser provides regular reports on the investment strategy and performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters. These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations. In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

As part of its oversight function, the Board receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways. For example, the Nominating and Governance Committee meets regularly with the CCO to discuss compliance and operational risks and the Audit Committee meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.

The full Board also receives reports from the Adviser as to investment risks of the Fund. In addition to these reports, from time to time the full Board receives reports from the Administrator and the Adviser as to enterprise risk management.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures, and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Adviser, Sub-Adviser, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Eric W. Falkeis serves as Chairman of the Board and is an interested person of the Trust.

The Board is composed of a majority (75 percent) of Independent Trustees. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust, even though there is no Lead Independent Trustee. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a majority of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o Tidal Trust II, 234 W Florida St, Suite 203, Milwaukee, WI 53204.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(2)
Javier Marquina Born: 1973	Trustee	Indefinite term; since 2022	Founder and Chief Executive Officer of ARQ Consultants Inc. (since 2019); Interim CEO for the Americas of Acciona Inmobiliaria (2020 to 2021); Head of Investment Team for Latin America for GLL Real Estate Partners (2016 to 2020); Self-employed real estate investment advisor advising institutional and private real estate investors in cross border property acquisitions and dispositions, as well as consulting research and market analysis (2015 to 2019).	[ ]	Inmobiliaria Specturm
Michelle McDonough Born: 1980	Trustee	Indefinite term; since 2022	Chief Operating Officer, Trillium Asset Management LLC (2010 to present)	[ ]	Trillium Asset Management, LLC (2020 to 2023)
Dave Norris Born: 1976	Trustee	Indefinite term; since 2022	Consulting work with RedRidge Diligence Services (since 2023); Chief Operating Officer, RedRidge Diligence Services (2011 to 2023)	[ ]	None
Interested Trustee
Eric W. Falkeis(3) Born: 1973	President, Principal Executive Officer, Trustee, and Chairman	President and Principal Executive Officer since 2022, Indefinite term; Trustee, and Chairman, since 2022, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018); President and Principal Executive Officer (since 2018).	[ ]	Independent Director, Muzinich Direct Lending Income Fund, Inc. (since 2023); Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Fund, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014 to 2018); Trustee and Chairman of Tidal ETF Trust (since 2018).

(1)	The Trustees have designated a mandatory retirement age of 76, such that each Trustee, serving as such on the date he or she reaches the age of 76, shall submit his or her resignation not later than the last day of the calendar year in which his or her 76th birthday occurs.
(2)	All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (the “Independent Trustees”).
(3)	Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

Individual Trustee Qualifications.

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their service as Trustees of the Trust in light of the Trust’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. The Board annually conducts a ’self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests. In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to serve effectively as Trustees of the Trust.

The Board has concluded that Mr. Marquina should serve as a Trustee because of his substantial business experience related to commercial real estate investment and business development through his current position as CEO and Founder at ARQ Consultants Inc., as well as through former positions. The Board believes Mr. Marquina’s experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Ms. McDonough should serve as a Trustee because of her substantial financial services experience, including experience with operations, compliance, IT, service provider oversight and management. For over a decade, Ms. McDonough has served as COO of Trillium Asset Management and in that capacity oversees all non-investment functions for the firm. The Board believes Ms. McDonough experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Norris should serve as a Trustee because of his substantial experience across multitude of industries and operated businesses. Mr. Norris’ business operation experience consists of capital raising, business development, investor relations, strategic planning, treasury management, deal execution, restructuring oversight of back-office functions. Mr. Norris serves as the Trust’s Audit Committee Financial Expert. The Board believes Mr. Norris’ experience, qualifications, attributes, or skills, on an individual basis and in combination with those of the other Trustees, leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

The Board has concluded that Mr. Falkeis should serve as a Trustee because of his substantial investment company experience and his experience with financial, accounting, investment, and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Global Fund Services”), a full service provider to ETFs, mutual funds, and alternative investment products, from 1997 to 2013, as well as a Trustee and Chairman of the Tidal ETF Trust, from 2018 to present. In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis, and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational, technological, and risk oversight related experience through his former position as Chief Operating Officer of the advisers to the Direxion mutual fund and ETF complex. The Board believes Mr. Falkeis’ experience, qualifications, attributes, or skills on an individual basis and in combination with those of the other Trustees leads to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust and is chaired by an Independent Trustee. Mr. Norris is chair of the Audit Committee and he presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved written charter. The principal responsibilities of the Audit Committee include overseeing the Trust’s accounting and financial reporting policies and practices and its internal controls; overseeing the quality, objectivity and integrity of the Trust’s financial statements and the independent audits thereof; monitoring the independent auditor’s qualifications, independence, and performance; acting as a liaison between the Trust’s independent auditors and the full Board; pre-approving all auditing services to be performed for the Trust; reviewing the compensation and overseeing the work of the independent auditor (including resolution of disagreements between management and the independent auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; pre-approving all permitted non-audit services (including the fees and terms thereof) to be performed for the Trust; pre-approving all permitted non-audit services to be performed for any investment adviser or sub-adviser to the Trust by any of the Trust’s independent auditors if the engagement relates directly to the operations and financial reporting of the Trust; meeting with the Trust’s independent auditors as necessary to (1) review the arrangement for and scope of the annual audits and any special audits, (2) discuss any matters of concern relating to the Fund’s financial statements, (3) consider the independent auditors’ comments with respect to the Trust’s financial policies, procedures and internal accounting controls and Trust management’s responses thereto, and (4) review the form of opinion the independent auditors propose to render to the Board and the Fund’s shareholders; discussing with management and the independent auditor significant financial reporting issues and judgments made in connection with the preparation of the Fund’s financial statements; and reviewing and discussing reports from the independent auditors on (1) all critical accounting policies and practices to be used, (2) all alternative treatments within generally accepted accounting principles for policies and practices related to material items that have been discussed with management, (3) other material written communications between the independent auditor and management, including any management letter, schedule of unadjusted differences, or management representation letter, and (4) all non-audit services provided to any entity in the Trust that were not pre-approved by the Committee; and reviewing disclosures made to the Committee by the Trust’s principal executive officer and principal accounting officer during their certification process for the Fund’s Form N-CSR. As of the date of this SAI, the Audit Committee met [one time] with respect to the Fund.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially escalating further to other entities). As of the date of this SAI, the QLCC has not met with respect to the Trust.

Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating and Governance Committee generally will not consider nominees recommended by shareholders. The Nominating and Governance Committee is also responsible for, among other things, assisting the Board in its oversight of the Trust’s compliance program under Rule 38a-1 under the 1940 Act, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” Ms. McDonough is the chair of the Nominating and Governance Committee. The Nominating Committee meets periodically, as necessary, but at least annually. Because the Fund has not yet commenced operations, the Nominating and Governance Committee has not yet met or taken any action with respect to the Fund as of the date of the SAI.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o Tidal Trust II, 234 W Florida St, Suite 203, Milwaukee, WI 53204, unless otherwise indicated. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric W. Falkeis(1) Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman	President and Principal Executive Officer since 2022, Indefinite term; Interested Trustee, Chairman, since 2022, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018); President, Principal Executive Officer, President, Principal Executive Officer, Interested Trustee, Chairman, and Secretary of Tidal ETF Trust (since 2018).
William H. Woolverton, Esq. Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer, Indefinite term; since 2022	Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Chief Compliance Officer (since 2022), AML Compliance Officer (since 2023), Tidal ETF Trust; Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).
Ally L. Mueller Born: 1979	Vice President	Indefinite term; since August 2023	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC; Assistant Treasurer, Tidal ETF Trust (since 2022).
Aaron J. Perkovich Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since August 2023	Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).
Lissa M. Richter Born: 1979	Secretary	Indefinite term; since 2022	ETF Regulatory Manager, Tidal ETF Services LLC (Since 2021); Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC, (2005 to 2013).
Peter Chappy Born: 1975	Assistant Treasurer	Indefinite term; since August 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Product Owner, Allvue Systems (2022 to 2023); Senior Business Consultant, Refinitiv (2015 to 2022); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2008 to 2015).
Melissa Breitzman Born: 1983	Assistant Treasurer	Indefinite term; since August 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005 to 2023).
Charles Ragauss Born: 1987	Vice President	Indefinite term; since 2022	Portfolio Manager, Tidal Investments LLC (Since 2020); Chief Operating Officer (and other capacities) CSat Investment Advisory, L.P. (2016 to 2020).

(1)	Mr. Falkeis is considered an interested person of the Trust due to his positions as President, Principal Executive Officer and Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, a Tidal Financial Group company and an affiliate of the Adviser.

Trustee Ownership of Shares. Each Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

As of the date of this SAI, the Funds had not yet commenced operations and no Shares were outstanding.

Board Compensation.

Effective January 1, 2024, the Independent Trustees each receive $25,000 for each regular quarterly meeting and $2,500 for each special meeting attended, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with serving as a Trustee. In addition, the Audit Committee Chair receives an annual retainer of $20,000. The Trust has no pension or retirement plan.

The following table shows the compensation estimated to be earned by each Trustee for the Funds’ current fiscal year ending September 30, 2024. Independent Trustee fees are an obligation of the Trust and are paid by the Adviser, as are other Trust expenses. The Trust pays the Adviser a unitary fee which the Adviser uses to pay Trust expenses. Trustee compensation shown below does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Estimated Aggregate Compensation From the Funds	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Eric W. Falkeis	$0	$0
Independent Trustees
Javier Marquina	$0	$[ ]
Michelle McDonough	$0	$[ ]
David Norris	$0	$[ ]
(1)	Compensation is based on estimated amounts for the fiscal year ending September 30, 2024.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund.

As of the date of this SAI, the Funds had not yet commenced operations and no Shares were outstanding.

CODES OF ETHICS

The Trust, the Adviser, and the Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Sub-Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Funds. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Adviser, or the Sub-Adviser and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, the Adviser or the Sub-Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be found on the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Funds have each delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”), which have been adopted by the Trust as the policies and procedures that will be used when voting proxies on behalf of the Funds.

In the absence of a conflict of interest, the Adviser will generally vote “for” routine proposals, such as the election of directors, approval of auditors, and amendments or revisions to corporate documents to eliminate outdated or unnecessary provisions. Unusual or disputed proposals will be reviewed and voted on a case-by-case basis. The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of each Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.

The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies.

When available, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling 855-316-3778 or (2) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Tidal Investments LLC, a Tidal Financial Group company, located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204, serves as investment adviser to each Fund and has overall responsibility for the general management and administration of each Fund.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to each Fund and oversees the day-to-day operations of each Fund, subject to the direction and oversight of the Board. Under the Advisory Agreement, the Adviser is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities and other investments for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping, and administrative services. Under the Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by such Fund except for the Excluded Expenses, as defined in the Prospectus. For services provided to the Funds, each Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate as set forth in the table below:

Name of Fund	Management Fee
CoreValues Alpha America’s Digital Growth ETF	[ ]%
CoreValues Alpha India Growth ETF	[ ]%

The Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund so long as its continuance is approved at least annually (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding, or sale of any security.

The Funds are new and have not paid fees to the Adviser pursuant to the Advisory Agreement as of the date of this SAI.

INVESTMENT SUB-ADVISER

MSA POWER FUNDS LLC – Investment Sub-Adviser

The Adviser has retained MSA Power Funds LLC (the “Sub-Adviser”), located at 89 Nexus Way, Camana Bay, Grand Cayman KY1-9009 Cayman Islands (the “Sub-Adviser”) to serve as the investment sub-adviser to Funds, pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser. The Sub-Adviser became registered with the SEC in 2023.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios, including determining the securities and other investment instruments purchased and sold the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly pursuant to the table below:

Name of Fund	Sub-Advisory Fee
CoreValues Alpha America’s Digital Growth ETF	[ ]%
CoreValues Alpha India Growth ETF	[ ]%

The Sub-Advisory Agreement with respect to a Fund will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement will be renewable from year to year with respect to the Funds, so long as its continuance is approved at least annually by (1) by the vote, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time, without penalty, by the Board, including a majority of the Independent Trustees, or by the vote of a majority of the outstanding voting securities of the respective Fund, on 60 days’ written notice to the Adviser and the Sub-Adviser, or by the Adviser or Sub-Adviser on 60 days’ written notice to the Trust and the other party. The Sub-Advisory Agreement provides that the relevant Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Each Fund is new, and the Adviser has not paid fees with respect to the Fund to the Sub-Adviser pursuant to the Sub-Advisory Agreement as of the date of this SAI.

In addition, the Sub-Adviser has agreed via a separate agreement to assume the Adviser’s obligation to pay all expenses incurred by each Fund, except for the Excluded Expenses. Such expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal ETF Services, LLC, the Funds’ administrator and an affiliate of the Adviser.

PORTFOLIO MANAGERS

Each Fund is managed jointly and primarily managed by Qiao Duan, CFA, Portfolio Manager for the Adviser, Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, Ben Harburg, Portfolio Manager for the Sub-Adviser and Tim Chen, Portfolio Manager for the Sub-Adviser.

Other Accounts. In addition to the Funds, the portfolio managers managed the following other accounts as of [ ], 2024.

Ben Harburg, Portfolio Manager for Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance-Based Fee	Total Assets of Accounts Subject to a Performance-Based Fee (in millions)
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Tim Chen, Portfolio Manager for Sub-Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance-Based Fee	Total Assets of Accounts Subject to a Performance-Based Fee (in millions)
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Qiao Duan, CFA, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance-Based Fee	Total Assets of Accounts Subject to a Performance-Based Fee (in millions)
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Charles A. Ragauss, CFA, Portfolio Manager for the Adviser

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (in millions)	Total Number of Accounts Subject to a Performance-Based Fee	Total Assets of Accounts Subject to a Performance-Based Fee (in millions)
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Portfolio Manager Fund Ownership. The Funds are required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Funds had not yet commenced operations and no Shares were owned by the portfolio managers.

Portfolio Manager Compensation.

Each of Ms. Duan and Mr. Ragauss is compensated by the Adviser with a fixed salary and discretionary bonus based on the financial performance and profitability of the Adviser and not based on the performance of the Fund.

Each of Messrs. Harburg and Chen is compensated with a salary, a discretionary bonus (based on performance), and a fixed carry share.

Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of trades by a Fund, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of any Fund. For instance, the portfolio managers may receive fees from certain accounts that are higher than the fees received from the Funds, or receive a performance-based fee on certain accounts. In those instances, a portfolio manager has an incentive to favor the higher and/or performance-based fee accounts over the Funds. To mitigate these conflicts, each of the Adviser and the Sub-Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts the firm manages are fairly and equitably allocated.

THE DISTRIBUTOR

The Trust and Foreside Fund Services, LLC (the “Distributor”) are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Funds and distributes Shares on a best efforts basis. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, ME 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (1) by the vote of the Trustees or by a vote of the shareholders of each Fund and (2) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person (or in another manner permitted by the 1940 Act or pursuant to exemptive relief therefrom) at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that, in the absence of willful misfeasance, bad faith, or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

The Funds are new and have not incurred any underwriting commissions and the Distributor has not retained any amounts as of the date of this SAI.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks, and other financial intermediaries (“Intermediaries”) for certain activities related to the Funds, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Funds, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Funds and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

Such compensation may be paid to Intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars, and printed communications). The Adviser and Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to such adviser, broker, or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Funds over other investments. The same conflict of interest exists with respect to your financial adviser, broker, or investment professional if they receive similar payments from their Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments their Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

If you have any additional questions, please call 855-316-3778.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Disinterested Trustees”). The Plan may be continued from year-to-year only if the Board, including a majority of the Disinterested Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit the Funds by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance the Funds’ ability to sell shares and access important distribution channels.

The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, and insurance companies including, without limit, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing, or arranging for others to provide, shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (2) marketing and promotional services, including advertising; (3) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (4) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, mutual fund supermarkets, and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (7) such other services and obligations as are set forth in the Distribution Agreement.

ADMINISTRATOR

Tidal ETF Services LLC (the “Administrator”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator. The Administrator is located at 234 West Florida Street, Suite 203, Milwaukee, Wisconsin 53204. Pursuant to a Fund Administration Servicing Agreement between the Trust and the Administrator, the Administrator provides the Trust with, or arranges for, administrative, compliance, and management services (other than investment advisory services) to be provided to the Trust and the Board. Pursuant to the Fund Administration Servicing Agreement, officers or employees of the Administrator serve as the Trust’s principal executive officer, principal financial officer, and chief compliance officer, the Administrator coordinates the payment of Fund-related expenses, and the Administrator manages the Trust’s relationships with its various service providers. As compensation for the services it provides, the Administrator receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. The Administrator also is entitled to certain out-of-pocket expenses for the services mentioned above.

The Funds are new, and the Administrator has not received any fees for administrative services to the Funds as of the date of this SAI.

SUB-ADMINISTRATOR AND TRANSFER AGENT

Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ sub-administrator and transfer agent.

Pursuant to a Fund Sub-Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Global Fund Services, Global Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, Global Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays Global Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Global Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The Funds are new, and Global Fund Services has not received any fees for administrative services to the Funds as of the date of this SAI.

CUSTODIAN

Pursuant to a Custody Agreement, U.S. Bank National Association (“U.S. Bank”), 1555 North Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian (the “Custodian”) of each Fund’s assets. U.S. Bank is the parent company of Global Fund Services. The Custodian holds and administers the assets in the Funds’ portfolios. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

With respect to India equity investments under the FPI route, CoreValues Alpha India Growth ETF shall be required to have a domestic custodian in India, called as the Designated Depository Participant (“DDP”). The cash and custody accounts of the FPI shall be opened and maintained with the DDP. US Bank is the Fund’ DDP.

LEGAL COUNSEL

Sullivan & Worcester LLP, 1633 Broadway, New York, NY 10019, serves as legal counsel for the Trust and the Independent Trustees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., located at 1835 Market Street, 3rd Floor, Philadelphia, PA 19103, serves as the independent registered public accounting firm for the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).

DESCRIPTION OF SHARES

The Third Amended and Restated Declaration of Trust (“Declaration of Trust”) authorizes the issuance of an unlimited number of funds and shares. Each share represents an equal proportionate interest in such Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of such Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. The Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters upon the written request of shareholders holding at least a majority of the outstanding shares of the Trust entitled to vote at such meeting. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee or officer of the Trust, and upon the due approval of the Trustees, each person who is, or has been an employee or agent of the Trust, and, upon due approval of the Trustees, any person who is serving or has served at the Trust’s request as a director, officer, partner, trustee, employee, agent, or fiduciary of another organization with respect to any alleged acts or omissions while acting within the scope of a Trustee’s service in such a position. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for a Trustee’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser and Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser and Sub-Adviser will rely upon their respective experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser and Sub-Adviser owe fiduciary duties to their clients to seek to provide best execution on trades effected. In selecting a broker/ dealer for each specific transaction, the Adviser and Sub-Adviser each chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/ dealers. The Adviser and Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Purchase and Redemption of Shares in Creation Units — Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash Creation Unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units — Creation Transaction Fee” and ” — Redemption Transaction Fee”, the Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Adviser and Sub-Adviser each may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser and Sub-Adviser do not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser and Sub-Adviser under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser or Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services, and computer software and access charges which are directly related to investment research.

Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser or Sub-Adviser but only if the Adviser or Sub-Adviser, as applicable, determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to (1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate, (2) cause clients to engage in more securities transactions than would otherwise be optimal, and (3) only recommend brokers that provide soft dollar benefits.

The Adviser and Sub-Adviser each faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser or Sub-Adviser, as applicable, can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s or Sub-Adviser’s expenses to the extent that the Adviser or Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser and Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser and Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser or Sub-Adviser effectively cross subsidizing the other accounts managed by the Adviser or Sub-Adviser that benefit directly from the product. The Adviser and Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of each Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The Funds may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Funds are new and have not paid any brokerage commissions as of the date of this SAI.

Kindly note that all listed Indian equity investments under the FPI route shall be made by CoreValues Alpha India Growth ETF through an Indian stockbroker.

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds or the Adviser for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

The Funds are required to identify the securities of their “regular brokers or dealers” that the Funds have acquired during their most recent fiscal year. The Funds are new and did not own equity securities of their regular broker-dealers or their parent companies as of the date of this SAI.

Directed Brokerage. The Funds are new and did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or the Sub-Adviser.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of the Funds are the ten brokers or dealers that, during the most recent fiscal year: (1) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (2) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (3) sold the largest dollar amounts of Shares.

The Funds are new and did not own equity securities of its regular broker-dealers or their parent companies as of the date of this SAI.

PORTFOLIO TURNOVER RATE

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities and securities transferred in-kind) by the average market value of such Fund. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

The Funds are new and do not have portfolio turnover rates to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interest in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for regular trading.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of either (i) the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit and the Cash Component (defined below), computed as described below, or (ii) the cash value of the Deposit Securities. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

Each Fund, through NSCC, make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund may change from time to time.

Cash Purchase. The Trust may at its discretion permit full or partial cash purchases of Creation Units of a Fund. When full or partial cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a full or partial cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser together with a creation transaction fee and non-standard charges, as may be applicable.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

CoreValues Alpha America’s Digital Growth ETF

All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to purchase Creation Units is expected to be 4:00 p.m. Eastern time for the Fund, which time may be modified by the Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

CoreValues Alpha India Growth ETF

All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. In general, the Fund will accept orders to purchase Creation Units, which must be submitted as a “Future Dated Traded” set for one or more Creation Units between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time (also known as T-1) in the manner set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units must be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, each Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of a Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than 4:00 p.m. Eastern Time (or such other times as specified by the Trust) on the contractual settlement date (i.e., T+2 for CoreValues Alpha America’s Digital Growth ETF and T+1 for CoreValues Alpha India Growth ETF). If the Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner to be received by the Custodian no later than the contractual settlement date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the contractual settlement date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of such Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 4:00 p.m. Eastern Time for the applicable Fund, with the Custodian on the contractual settlement date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 4:00 p.m. Eastern Time for the applicable Fund on the contractual settlement date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the required Deposit Securities (or the cash value thereof) have been delivered to the account of the Custodian (or sub-custodian, as applicable), the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the Funds for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 4:00 p.m. Eastern Time for the applicable Fund (or such other time as specified by the Trust) on the contractual settlement date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the contractual settlement date.

Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Authorized Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Notwithstanding the Trust’s ability to reject an order for creation units, the Trust will only do so in a manner consistent with Rule 6c-11 under the 1940 Act, and SEC guidance relating thereto, including the ability of the Trust to suspend orders only in limited times and extraordinary circumstances. Additionally, a suspension of creation units by the Trust, on behalf of each Fund, will not impair the arbitrage mechanism for investors.

Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Funds, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
$[750]	[2.00]%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities (defined below) from the Trust to their account or on their order

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. If the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Cash Redemption. Full or partial cash redemptions of Creation Units will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant receives the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Redemption Amount to be paid to an in-kind redeemer.

Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for a Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to each Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
$[750]	[2.00]%

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units.

CoreValues Alpha America’s Digital Growth ETF

All orders to redeem Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for orders to redeem Creation Units is expected to be 4:00 p.m. Eastern time for the Fund, which time may be modified by the Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form.

CoreValues Alpha India Growth ETF

All orders to redeem Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. In general, the Fund will accept orders to redeem Creation Units, which must be submitted as a “Future Dated Traded” set for one or more Creation Units between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time (also known as T-1) in the manner set forth in the Participant Agreement and/or applicable order form.

Both Funds

A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds will generally be made within two Business Days of the trade date.

The Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of such Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NAV

NAV per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of ach Fund is calculated by Global Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating each Fund’s NAV per Share, such Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Funds may use various pricing services, or discontinue the use of any pricing service, as approved by the Adviser from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

When market prices are not “readily available” or are deemed to be unreliable, consistent with Rule 2a-5 under the 1940 Act, the Trust and the Adviser have adopted procedures and methodologies wherein the Adviser, serving as the Fund’s Valuation Designee (as defined in Rule 2a-5), determines the fair value of Fund investments.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions, and Taxes.”

General Policies. Each Fund intends to pay out dividends and interest income, if any, annually, and distribute any net realized capital gains to its shareholders at least annually. Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Each Fund will declare and pay income and capital gain distributions, if any, in cash. Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Each Fund makes additional distributions to the extent necessary (1) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (2) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income at the Fund level.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund issued by the Trust of such Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Funds and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years before January 1, 2026. There were only minor changes with respect to the specific rules applicable to RICs, such as the Funds. The Tax Act, however, also made numerous other changes to the tax rules that may affect shareholders and the Funds. Subsequent legislation has modified certain changes to the U.S. federal income tax rules made by the Tax Act which may, in addition, affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how this legislation affects your investment in a Fund.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, local, or foreign taxes.

Taxation of the Funds. Each Fund will elect and intends to qualify each year to be treated as a RIC under the Code. As such, each Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. Generally, to be taxed as a RIC, a Fund must distribute in each taxable year at least 90% of its “investment company taxable income” (before the deduction for dividends paid) for the taxable year, which includes, among other items, dividends, interest, net short-term capital gain and net foreign currency gain, less expenses, as well as 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies, and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, such Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, a Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in such Fund’s NAV.

Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year, subject to special rules in the event the Fund makes an election under Section 4982(e)(4) of the Code, (commonly referred to as “post-October losses”), and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

Each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for either the one-year period ending on October 31 of that year, or, if the Fund makes an election under Section 4982(e)(4) of the Code, the Fund’s fiscal year, subject to an increase for any shortfall in the prior year’s distribution. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

Each Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders for each taxable year. If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax at regular corporate rates to the extent any such income or gains are not distributed. The Fund may elect to designate certain amounts retained as undistributed net capital gain as deemed distributions in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions. Each Fund intends to distribute monthly to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net long-term capital gains in excess of net short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholders receive these distributions in cash or reinvest them in additional Shares.

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporate shareholders, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at long-term capital gain rates.

Distributions from a Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain “qualified foreign corporations.” Subject to certain limitations, “qualified foreign corporations” include those incorporated in territories of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if such Fund does not meet certain holding period and other requirements with respect to dividend paying stocks in its portfolio, or the shareholder does not meet certain holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by a Fund of its net short-term capital gains will be taxable to shareholders as ordinary income.

In the case of corporate shareholders, certain dividends received by a Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to a Fund from other RICs are not eligible for the dividends-received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). Each Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who have not held Shares for a full year should be aware that the Funds may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of such Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable to the shareholder even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares. A sale or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such Shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person, who does not mark-to-market their portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of each Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments. Certain of each Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding fund-level income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve its qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that it is not subject to “backup withholding;” or (4) fails to provide a certified statement that it is a U.S. person (including a U.S. resident alien). The backup withholding rate is at a rate set under Section 3406 of the Code. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. federal income tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Foreign Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to a U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year (based on a formula that factors in presence in the U.S. during the two preceding years as well). Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on (1) distributions of net investment income paid to (a) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its account holders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the foreign financial institution’s country of residence), and (b) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items. This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary. You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation, except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are generally not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Funds if, for example, (1) such Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (2) such Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (3) Shares in such Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. In those states which have income tax laws, the tax treatment of the Funds and of shareholders of the Funds with respect to distributions by the Funds may differ from federal tax treatment.

FINANCIAL STATEMENTS

Financial statements and annual reports will be available after the Funds have completed a fiscal year of operations. When available, you may request a copy of each Fund’s annual report at no charge by calling 855-316-3778 or through the Fund’s website at www.msacap.com.

TIDAL TRUST II
PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.		Description of Exhibit
(a)	(i)	Certificate of Trust of Tidal Trust II (formerly, Tidal ETF Trust II) (the Trust or the Registrant), previously filed with the Trusts registration statement on Form N-1A on April 26, 2022, is hereby incorporated by reference.
	(ii)	Certificate of Amendment to Certificate of Trust, previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
	(iii)	Registrant’s Third Amended and Restated Declaration of Trust, previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
	(iv)	Organizational Documents for Return Stacked Cayman Subsidiary (for the Return Stacked Bonds & Managed Futures ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
		(2)	Subsidiary Futures Trading Advisory Agreement, previously filed with Post-Effective Amendment No. 131 on Form N-1A on October 25, 2023 and is incorporated herein by reference.
		(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
		(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
		(5)	Tax Undertaking, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
		(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(v)	Organizational Documents for Newfound RSST Cayman Subsidiary (for the Return Stacked U.S. Stocks & Managed Futures ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.
		(2)	Subsidiary Futures Trading Advisory Agreement, previously filed with Post-Effective Amendment No. 131 on Form N-1A on October 25, 2023 and is incorporated herein by reference.
		(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.
		(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.
		(5)	Tax Underwriting, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.
		(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.
	(vi)	Organizational Documents for CNIC Cayman Subsidiary (for the CNIC ICE U.S. Carbon Neutral Power Index ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
		(2)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
		(3)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
		(4)	Tax Undertaking, previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
		(5)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
	(vii)	Organizational Documents for Blueprint-Chesapeake Cayman Subsidiary (for the Blueprint-Chesapeake Multi-Asset Trend ETF).
		(1)	Investment Advisory Agreement, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.
		(2)	Subsidiary Futures Trading Advisory Agreement between Toroso Investments, LLC and Chesapeake Capital Corporation (for the Blueprint-Chesapeake Cayman Subsidiary), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
		(3)	Memorandum and Articles of Association, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.

		(4)	Certificate of Incorporation, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.
		(5)	Tax Underwriting, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.
		(6)	Private Investment Company Custodian Agreement, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.
(b)		Registrant’s Amended and Restated By-Laws, previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(c)		Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)	(i)	Investment Advisory Agreement between the Trust (on behalf of Carbon Collective Climate Solutions U.S. Equity ETF) and Toroso Investments, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(a) First Amendment to Investment Advisory Agreement adding Carbon Collective Short Duration Green Bond ETF to be filed by amendment.
	(ii)	Investment Advisory Agreement between the Trust (on behalf of YieldMax AAPL Option Income Strategy ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF, YieldMax ARKK Option Income Strategy ETF, YieldMax KWEB Option Income Strategy ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, and YieldMax TLT Option Income Strategy ETF) and Tidal Investments LLC (f/k/a Toroso Investments, LLC (Toroso)), previously filed with Post-Effective Amendment No. 32 on Form N-1A on November 21, 2022 and is incorporated herein by reference
(i)

First Amendment to Investment Advisory Agreement to add the following series:

YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, YieldMax XOM Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 111 on Form N-1A on August 14, 2023 and is incorporated herein by reference.

		(ii)	Second Amendment to Investment Advisory Agreement to add the following series: YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.
		(iii)	Third Amendment to Investment Advisory Agreement to add the following series:YieldMax Universe Fund of Option Income ETFs and YieldMax Magnificent 7 Fund of Option Income ETFs, previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
		(iv)	Fourth Amendment to Investment Advisory Agreement to add the following series: YieldMaxTM Ultra Option Income Strategy ETF to be filed by amendment.
		(v)	Fifth Amendment to Investment Advisory Agreement to add the following series: YieldMaxTM MSTR Option Income Strategy ETF to be filed by amendment.
		(vi)	Sixth Amendment to Investment Advisory Agreement to add the following series: YieldMaxTM TSLA Inverse Option Income Strategy ETF, YieldMaxTM Innovation Inverse Option Income Strategy ETF, YieldMaxTM NVDA Inverse Option Income Strategy ETF, YieldMaxTM COIN Inverse Option Income Strategy ETF and YieldMaxTM AAPL Inverse Option Income Strategy ETF to be filed by amendment.
		(vii)	Seventh Amendment to the Investment Advisory Agreement to add the following series: YieldMaxTM N100 Inverse Option Income Strategy ETF to be filed by amendment.
		(viii)	Eighth Amendment to the Investment Advisory Agreement to add the following series: YieldMaxTM Bitcoin Option Income Strategy ETF to be filed by amendment.
	(iii)	Investment Advisory Agreement between the Trust (on behalf of Senior Secured Credit Opportunities ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
	(iv)	Investment Advisory Agreement between the Trust (on behalf of The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF (The Meet Kevin ETFs)) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
	(v)	Investment Advisory Agreement between the Trust (on behalf REX Short MSTR ETF, REX Short COIN ETF, REX Short GME ETF, REX Short AMC ETF, REX Short PTON ETF, REX Short TLRY ETF, REX Short NKLA ETF, REX Short HOOD ETF, REX Short BYND ETF, and REX Short PENN ETF) and Tidal Investments LLC - to be filed by amendment.

(vi)	Investment Advisory Agreement between the Trust (on behalf of Nicholas Fixed Income Alternative ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(vii)	Investment Advisory Agreement between the Trust (on behalf of Rex 2X MSTR ETF, Rex 2X COIN ETF, Rex 2X GME ETF, Rex 2X AMC ETF, Rex 2X PTON ETF, Rex 2X TLRY ETF, Rex 2X NKLA ETF, Rex 2X HOOD ETF, Rex 2X BYND ETF, and Rex 2X PENN ETF) and Tidal Investments LLC - to be filed by amendment.
(viii)	Investment Advisory Agreement between the Trust (on behalf of the Pinnacle Focused Opportunities ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.

(ix)	Investment Advisory Agreement between the Trust (on behalf of the Tactical Advantage ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(x)	, Investment Advisory Agreement between the Trust (on behalf of the Veridien Climate Action ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(xi)	Investment Advisory Agreement between the Trust (on behalf of the Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(i) First amendment to the Investment Advisory Agreement adding Return Stacked U.S. Stocks & Managed Futures ETF, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.
(ii) Second Amendment to the Investment Advisory Agreement adding Return Stacked® Bonds & Futures Yield ETF and Return Stacked® U.S. Equity & Futures Yield ETF - to be filed by amendment.
(xii)	Investment Advisory Agreement between the Trust (on behalf of the DGA Absolute Return ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 79 on April 14, 2023.
(xiii)	Investment Advisory Agreement between the Trust (on behalf of the Tactical Advantage ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 72 on April 6, 2023.
(xiv)	Investment Advisory Agreement between the Trust (on behalf of the Clouty Tune ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 76 on Form N-1A on April 13, 2023 and is incorporated herein by reference.
(xv)	Investment Advisory Agreement between the Trust (on behalf of the Roundhill Generative AI & Technology ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
(xvi)	Investment Advisory Agreement between the Trust (on behalf of the CNIC ICE U.S. Carbon Neutral Power Index ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
(xvii)	Investment Advisory Agreement between the Trust (on behalf of the Blueprint Chesapeake Multi-Asset Trend ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(xviii)	Investment Advisory Agreement between the Trust (on behalf of Cboe Validus S&P 500 Dynamic PutWrite Index ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and incorporated herein by reference.
(xix)	Investment Advisory Agreement between the Trust (on behalf of the Grizzle Growth ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
(xx)	Investment Advisory Agreement between the Trust (on behalf of CoreValues Alpha Greater China Growth ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(xxi)	Investment Advisory Agreement between the Trust (on behalf of Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(i) First Amendment to Investment Advisory Agreement to add the following series: Defiance Treasury Alternative Yield ETF, previously filed with Post-Effective Amendment No. 155 on Form N-1A on January 23, 2024 and is incorporated herein by reference.
(ii) Second Amendment to the Investment Advisory Agreement to add the following series: (for the Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF and Defiance R2000 Target Income ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.

(xxii)	Investment Advisory Agreement between the Trust (on behalf of Hilton Small-MidCap Opportunity ETF) and Tidal Investments LLC, previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(xxiii)	Investment Advisory Agreement between the Trust (for the Quantify Absolute Income ETF) and Tidal Investments LLC to be filed by amendment.
(xxiv)	Investment Advisory Agreement between the Trust (for the iREIT - MarketVector Quality REIT Index ETF) and Tidal Investments LLC - to be filed by amendment.
(xxv)	Investment Advisory Agreement between the Trust (for AGNC Mortgage ETF) and Tidal Investments LLC to be filed by amendment.
(xxvi)	Investment Advisory Agreement between the Trust (for Even Herd Long Short ETF) and Tidal Investments LLC to be filed by amendment.
(xxvii)	Investment Advisory Agreement between the Trust (for Octane All-Cap Value Energy ETF) and Tidal Investments LLC - to be filed by amendment.
(xxviii)	Investment Advisory Agreement between the Trust (for Peerless Option Wheel ETF) and Tidal Investments LLC - to be filed by amendment.
(xxix)	Investment Advisory Agreement between the Trust (for the CoreValues Alpha America’s Digital Growth ETF and CoreValues Alpha India Growth ETF) and Tidal Investments LLC - to be filed by amendment.
(xxx)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Carbon Collective Investing, LLC (for the Carbon Collective Climate Solutions U.S. Equity ETF), previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(a) First Amendment to Investment Advisory Agreement to add the following series: Carbon Collective Short Duration Green Bond ETF to be filed by amendment.
(xxxi)	Investment Sub-Advisory Agreement between Tidal Investments LLC (f/k/a Toroso Investments, LLC (Toroso)) and ZEGA Financial, LLC (for the YieldMax AAPL Option Income Strategy ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF YieldMax ARKK Option Income Strategy ETF, YieldMax KWEB Option Income Strategy ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, and YieldMax TLT Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 32 on Form N-1A on November 21, 2022 and is incorporated herein by reference.
(i)

First Amendment to the Sub-Advisory Agreement adding:

YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, YieldMax XOM Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 111 on Form N-1A on August 14, 2023 and is incorporated herein by reference.

(ii)

Second Amendment to the Sub-Advisory Agreement adding:

YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF, previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.

(iii)

Third Amendment to the Sub-Advisory Agreement adding:

YieldMaxTM Universe Fund of Option Income ETFs and YieldMaxTM Magnificent 7 Fund of Option Income ETFs, previously filed with Post-Effective Amendment No. 155 on Form N-1A on January 23, 2024 and is incorporated herein by reference.

(iv)	Fourth Amendment to the Sub-Advisory Agreement adding: YieldMaxTM Ultra Option Income Strategy ETF to be filed by amendment.
(v)	Fifth Amendment to the Sub-Advisory Agreement adding: YieldMaxTM MSTR Option Income Strategy ETF to be filed by amendment.
(vi)

Sixth Amendment to the Sub-Advisory Agreement adding:

YieldMaxTM TSLA Inverse Option Income Strategy ETF, YieldMaxTM Innovation Inverse Option Income Strategy ETF, YieldMaxTM NVDA Inverse Option Income Strategy ETF, YieldMaxTM COIN Inverse Option Income Strategy ETF and YieldMaxTM AAPL Inverse Option Income Strategy ETF to be filed by amendment.

(vii)	Seventh Amendment to the Sub-Advisory Agreement adding: YieldMaxTM N100 Inverse Option Income Strategy ETF to be filed by amendment.
(viii)	Eighth Amendment to the Sub-Advisory Agreement adding: YieldMaxTM Bitcoin Option Income Strategy ETF to be filed by amendment.

(xxxii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Platos Philosophy LLC (for The Meet Kevin ETFs), previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(xxxiii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and BluePath Capital Management, LLC (for the Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(xxxiv)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and ZEGA Financial, LLC (for the Nicholas Fixed Income Alternative ETF) previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(xxxv)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Pinnacle Family Advisors, LLC (for the Pinnacle Focused Opportunities ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(xxxvi)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Family Dynasty Advisors LLC (for the Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(xxxvii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Newfound Research LLC (for the Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(i) First amendment to the Sub-Advisory Agreement adding Return Stacked U.S. Stocks & Managed Futures ETF, previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.
(ii) Second Amendment to the Sub-Advisory Agreement adding Return Stacked® Bonds & Futures Yield ETF and Return Stacked® U.S. Equity & Futures Yield ETF - to be filed by amendment.
(xxxviii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Montrose Estate Capital Management, LLC d/b/a Days Global Advisors (for the DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 79 on April 14, 2023.
(xxxvix)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Veridien Global Investors LLC (for the Veridien Climate Action ETF), previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(xl)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Roundhill Financial Inc. (for the Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
(xli)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Chesapeake Capital Corporation (for the Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(xlii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Blueprint Fund Management, LLC (for the Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(xliii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Grizzle Investment Management LLC (for the Grizzle Growth ETF), previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
(xliv)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Cambria Investment Management, L.P. (for the Grizzle Growth ETF), previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
(xlv)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and MSA Power Funds LLC (for the CoreValues Alpha Greater China Growth ETF, previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(i) First Amendment to the Sub-Advisory Agreement adding the CoreValues Alpha America’s Digital Growth ETF and CoreValues Alpha India Growth ETF – to be filed by amendment.
(xlvi)	Investment Sub-Advisory Agreement between Tidal Investments LLC (f/k/a Toroso Investments, LLC (Toroso)) and ZEGA Financial, LLC (for the Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(i) First Amendment to the Sub-Advisory Agreement adding the Defiance Treasury Alternative Yield ETF, previously filed with Post-Effective Amendment No. 155 on Form N-1A on January 23, 2024 and is incorporated herein by reference.
(ii) Second Amendment to the Sub-Advisory Agreement adding the Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF and Defiance R2000 Target Income ETF , previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.
(xlvii)	Investment Sub-Advisory Agreement between Toroso Investments, LLC and Newfound Research LLC (for the Return Stacked U.S. Stocks & Managed Futures ETF), previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is incorporated herein by reference.

(xlviii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Hilton Capital Management, LLC (on behalf of Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(xlvix)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Quantify Chaos Advisors, LLC (for the Quantify Absolute Income ETF) - to be filed by amendment.
(l)	Investment Sub-Advisory Agreement between Tidal Investments LLC and AGNC Investment Management, LLC (for AGNC Mortgage ETF) to be filed by amendment.
(li)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Artesian Management (for Carbon Collective Short Duration Green Bond ETF) to be filed by amendment.
(lii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Even Herd, LLC (for Even Herd Long Short ETF) - to be filed by amendment.
(liii)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Octane Investments, Inc. (for Octane All-Cap Value Energy ETF) - to be filed by amendment.
(liv)	Investment Sub-Advisory Agreement between Tidal Investments LLC and Peerless Wealth LLC (for Peerless Option Wheel ETF) - to be filed by amendment.
(e) (i)

Distribution Agreement between the Trust and Foreside Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.

(1) First Amendment to the Distribution Agreement (adding YieldMax AAPL Option Income ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF, YieldMax ARKK Option Income Strategy ETF, YieldMax KWEB Option Income Strategy ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, and YieldMax TLT Option Income Strategy ETF, and Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.

(2) Second Amendment to the Distribution Agreement (adding The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF), previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(3) Third Amendment to the Distribution Agreement (adding REX Short MSTR ETF, REX Short COIN ETF, REX Short GME ETF, REX Short AMC ETF, REX Short PTON ETF, REX Short TLRY ETF, REX Short NKLA ETF, REX Short HOOD ETF, REX Short BYND ETF, REX Short PENN ETF, and Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference..
(4) Fourth Amendment to the Distribution Agreement (adding Pinnacle Focused Opportunities ETF, Veridien Climate Action ETF, and Rex 2X MSTR ETF, Rex 2X COIN ETF, Rex 2X GME ETF, Rex 2X AMC ETF, Rex 2X PTON ETF, Rex 2X TLRY ETF, Rex 2X NKLA ETF, Rex 2X HOOD ETF, Rex 2X BYND ETF, and Rex 2X PENN ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(5) Fifth Amendment to the Distribution Agreement (adding Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(6) Sixth Amendment to the Distribution Agreement (adding DGA Absolute Return ETF, Tactical Advantage ETF, Clouty Tune ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Seventh Amendment to the Distribution Agreement (adding Roundhill Generative AI & Technology ETF and CNIC ICE U.S. Carbon Neutral Power Index ETF), previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
(8) Eighth Amendment to the Distribution Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(9) Ninth Amendment to the Distribution Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax MSTR Option Income Strategy ETF, YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, and YieldMax XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(10) Tenth Amendment to the Distribution Agreement (adding Return Stacked U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.

(11) Eleventh Amendment to the Distribution Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.
(12) Twelfth Amendment to the Distribution Agreement (adding Hilton Small-MidCap Opportunity ETF) , previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(13) Thirteenth Amendment to the Distribution Agreement (adding YieldMaxTM Universe Fund of Option Income ETFs, YieldMaxTM Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(14) Fourteenth Amendment to the Distribution Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT - MarketVector Quality REIT Index ETF, YieldMaxTM Ultra Option Income Strategy ETF and YieldMaxTM MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.
(15) Fifteenth Amendment to the Distribution Agreement (adding AGNC Mortgage ETF) to be filed by amendment.
(16) Sixteenth Amendment to the Distribution Agreement (adding Carbon Collective Short Duration Green Bond ETF) to be filed by amendment.
(17) Seventeenth Amendment to the Distribution Agreement (adding YieldMaxTM TSLA Inverse Option Income Strategy ETF, YieldMaxTM Innovation Inverse Option Income Strategy ETF, YieldMaxTM NVDA Inverse Option Income Strategy ETF, YieldMaxTM COIN Inverse Option Income Strategy ETF and YieldMaxTM AAPL Inverse Option Income Strategy ETF) - to be filed by amendment.
(18) Eighteenth Amendment to the Distribution Agreement (adding YieldMaxTM N100 Inverse Option Income Strategy ETF) to be filed by amendment.
(19) Nineteenth Amendment to the Distribution Agreement (adding Even Herd Long Short ETF) to be filed by amendment.
(20) Twentieth Amendment to the Distribution Agreement (adding Octane All-Cap Value Energy ETF) to be filed by amendment.
(21) Twenty-First Amendment to the Distribution Agreement (adding Peerless Option Wheel ETF) to be filed by amendment.
(22) Twenty-Second Amendment to the Distribution Agreement (adding YieldMaxTM Bitcoin Option Income Strategy ETF) to be filed by amendment.
(23) Twenty-Third Amendment to the Distribution Agreement (adding Return Stacked® Bonds & Futures Yield ETF and Return Stacked® U.S. Equity & Futures Yield ETF) - to be filed by amendment.
(24) Twenty-Fourth Amendment to the Distribution Agreement (CoreValues Alpha America’s Digital Growth ETF and CoreValues Alpha India Growth ETF) to be filed by amendment.
	(ii)	Form of Authorized Participant Agreement, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(iii)	Distribution Services Agreement between Toroso Investments, LLC and Foreside Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(f)		Not applicable.
(g)	(i)	Custodian Agreement between the Trust and U.S. Bank National Association, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
(1) First Amendment to the Custodian Agreement (adding YieldMax AAPL Option Income Strategy ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, and YieldMax TSLA Option Income ETF, YieldMax ARKK Option Income ETF, YieldMax KWEB Option Income ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, and YieldMax TLT Option Income Strategy ETF, and Senior Secured Credit Opportunities ETF) previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.

(2) Second Amendment to the Custodian Agreement (adding The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF) previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(3) Form of Third Amendment to the Custodian Agreement (adding REX Short MSTR ETF, REX Short COIN ETF, REX Short GME ETF, REX Short AMC ETF, REX Short PTON ETF, REX Short TLRY ETF, REX Short NKLA ETF, REX Short HOOD ETF, REX Short BYND ETF, and REX Short PENN ETF and Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(4) Fourth Amendment to the Custodian Agreement (adding Pinnacle Focused Opportunities ETF and Rex 2X MSTR ETF, Rex 2X COIN ETF, Rex 2X GME ETF, Rex 2X AMC ETF, Rex 2X PTON ETF, Rex 2X TLRY ETF, Rex 2X NKLA ETF, Rex 2X HOOD ETF, Rex 2X BYND ETF, and Rex 2X PENN ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(5) Fifth Amendment to the Custodian Agreement (adding Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(6) Sixth Amendment to the Custodian Agreement (adding DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Seventh Amendment to the Custodian Agreement (adding Tactical Advantage ETF and Clouty Tune ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(8) Eighth Amendment to the Custodian Agreement (adding Roundhill Generative AI & Technology ETF and CNIC ICE U.S. Carbon Neutral Power Index ETF), previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
(9) Ninth Amendment to the Custodian Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(10) Tenth Amendment to the Custodian Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax MSTR Option Income Strategy ETF, YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, and YieldMax XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(11) Eleventh Amendment to the Custodian Agreement (adding Return Stacked U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(12) Twelfth Amendment to the Custodian Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.
(13) Thirteenth Amendment to the Custodian Agreement (adding Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(14) Fourteenth Amendment to the Custodian Agreement (adding YieldMaxTM Universe Fund of Option Income ETFs, YieldMaxTM Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF) previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(15) Form of Fifteenth Amendment to the Custodian Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT - MarketVector Quality REIT Index ETF, YieldMaxTM Ultra Option Income Strategy ETF and YieldMaxTM MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.
(16) Sixteenth Amendment to the Custodian Agreement (adding AGNC Mortgage ETF) to be filed by amendment.
(17) Seventeenth Amendment to the Custodian Agreement (adding Carbon Collective Short Duration Green Bond ETF) to be filed by amendment.
(18) Eighteenth Amendment to the Custodian Agreement (adding YieldMaxTM TSLA Inverse Option Income Strategy ETF, YieldMaxTM Innovation Inverse Option Income Strategy ETF, YieldMaxTM NVDA Inverse Option Income Strategy ETF, YieldMaxTM COIN Inverse Option Income Strategy ETF and YieldMaxTM AAPL Inverse Option Income Strategy ETF) - to be filed by amendment.
(19) Nineteenth Amendment to the Custodian Agreement (adding YieldMaxTM N100 Inverse Option Income Strategy ETF) to be filed by amendment.
(20) Twentieth Amendment to the Custodian Agreement (adding Even Herd Long Short ETF) to be filed by amendment.
(21) Twenty-First Amendment to the Custodian Agreement (adding Octane All-Cap Value Energy ETF) to be filed by amendment.
(22) Twenty-Second Amendment to the Custodian Agreement (adding Peerless Option Wheel ETF) to be filed by amendment.
(23) Twenty-Third Amendment to the Custodian Agreement (adding YieldMaxTM Bitcoin Option Income Strategy ETF) to be filed by amendment.
(24) Twenty-Fourth Amendment to the Custodian Agreement (adding Return Stacked® Bonds & Futures Yield ETF and Return Stacked® U.S. Equity & Futures Yield ETF) - to be filed by amendment.
(25) Twenty-Fifth Amendment to the Custodian Agreement (adding CoreValues Alpha America’s Digital Growth ETF and CoreValues Alpha India Growth ETF) to be filed by amendment.
	(ii)	Semi-Transparent ETF Custody Agreement between Tidal Trust II and U.S. Bank National Association, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(h)	(i)

Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.

(1) First Amendment to the Fund Administration Servicing Agreement (adding YieldMax AAPL Option Income Strategy ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF, YieldMax ARKK Option Income Strategy ETF, YieldMax KWEB Option Income Strategy ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, and YieldMax TLT Option Income Strategy ETF and Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.

(2) Second Amendment to the Fund Administration Servicing Agreement (adding The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF) Second Amendment to the Fund Administration Servicing Agreement (adding The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF), previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference. previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.

(3) Third Amendment to the Fund Administration Servicing Agreement (adding REX Short MSTR ETF, REX Short COIN ETF, REX Short GME ETF, REX Short AMC ETF, REX Short PTON ETF, REX Short TLRY ETF, REX Short NKLA ETF, REX Short HOOD ETF, REX Short BYND ETF, REX Short PENN ETF, and Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(4) Fourth Amendment to the Fund Administration Servicing Agreement (adding Pinnacle Focused Opportunities ETF, Veridien Climate Action ETF, and Rex 2X MSTR ETF, Rex 2X COIN ETF, Rex 2X GME ETF, Rex 2X AMC ETF, Rex 2X PTON ETF, Rex 2X TLRY ETF, Rex 2X NKLA ETF, Rex 2X HOOD ETF, Rex 2X BYND ETF, and Rex 2X PENN ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(5) Fifth Amendment to the Fund Administration Servicing Agreement (adding Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.

(6) Sixth Amendment to the Fund Administration Servicing Agreement (adding DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Seventh Amendment to the Fund Administration Servicing Agreement (adding Tactical Advantage ETF and Clouty Tune ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(8) Eighth Amendment to the Fund Administration Servicing Agreement (adding Roundhill Generative AI & Technology ETF and CNIC ICE U.S. Carbon Neutral Power Index ETF), previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
(9) Ninth Amendment to the Fund Administration Servicing Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(10) CCO Services Amendment to Fund Administration Servicing Agreement, previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
(11) Tenth Amendment to the Fund Administration Servicing Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax MSTR Option Income Strategy ETF, YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, and YieldMax XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(12) Eleventh Amendment to the Fund Administration Servicing Agreement (adding Return Stacked U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(13) Twelfth Amendment to the Fund Administration Servicing Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(14) Thirteenth Amendment to the Fund Administration Servicing Agreement (adding Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(15) Fourteenth Amendment to the Fund Administration Servicing Agreement (adding YieldMaxTM Universe Fund of Option Income ETFs, YieldMaxTM Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(16) Fifteenth Amendment to the Fund Administration Servicing Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT - MarketVector Quality REIT Index ETF, YieldMaxTM Ultra Option Income Strategy ETF and YieldMaxTM MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.
(17) Sixteenth Amendment to the Fund Administration Servicing Agreement (adding AGNC Mortgage ETF) to be filed by amendment.
(18) Seventeenth Amendment to the Fund Administration Servicing Agreement (adding Carbon Collective Short Duration Green Bond ETF) to be filed by amendment.
(19) Eighteenth Amendment to the Fund Administration Servicing Agreement (adding YieldMaxTM TSLA Inverse Option Income Strategy ETF, YieldMaxTM Innovation Inverse Option Income Strategy ETF, YieldMaxTM NVDA Inverse Option Income Strategy ETF, YieldMaxTM COIN Inverse Option Income Strategy ETF and YieldMaxTM AAPL Inverse Option Income Strategy ETF) - to be filed by amendment.

(20) Nineteenth Amendment to the Fund Administration Servicing Agreement (adding YieldMaxTM N100 Inverse Option Income Strategy ETF) to be filed by amendment.
(21) Twentieth Amendment to the Fund Administration Servicing Agreement (adding Even Herd Long Short ETF) to be filed by amendment.
(22) Twenty-First Amendment to the Fund Administration Servicing Agreement (adding Octane All-Cap Value Energy ETF) to be filed by amendment.
(23) Twenty-Second Amendment to the Fund Administration Servicing Agreement (adding Peerless Option Wheel ETF) to be filed by amendment.
(24) Twenty-Third Amendment to the Fund Administration Servicing Agreement (adding YieldMaxTM Bitcoin Option Income Strategy ETF) to be filed by amendment.
(25) Twenty-Fourth Amendment to the Fund Administration Servicing Agreement (adding Return Stacked® Bonds & Futures Yield ETF and Return Stacked® U.S. Equity & Futures Yield ETF) - to be filed by amendment.
(26) Twenty-Fifth Amendment to the Fund Administration Servicing Agreement (adding CoreValues Alpha America’s Digital Growth ETF and CoreValues Alpha India Growth ETF) to be filed by amendment.
(ii)

Fund Sub-Administration Servicing Agreement between Tidal ETF Services LLC on behalf of the Trust and U.S. Bancorp Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.

(1) First Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMax AAPL Option Income Strategy ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF YieldMax ARKK Option Income Strategy ETF, YieldMax KWEB Option Income Strategy ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, YieldMax TLT Option Income Strategy ETF, and adding Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.

(2) Second Amendment to the Fund Sub-Administration Servicing Agreement (adding The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF), previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(3) Form of Third Amendment to the Fund Sub-Administration Servicing Agreement (adding REX Short MSTR ETF, REX Short COIN ETF, REX Short GME ETF, REX Short AMC ETF, REX Short PTON ETF, REX Short TLRY ETF, REX Short NKLA ETF, REX Short HOOD ETF, REX Short BYND ETF, REX Short PENN ETF, and Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(4) Fourth Amendment to the Fund Sub-Administration Servicing Agreement (adding Pinnacle Focused Opportunities ETF, and Rex 2X MSTR ETF, Rex 2X COIN ETF, Rex 2X GME ETF, Rex 2X AMC ETF, Rex 2X PTON ETF, Rex 2X TLRY ETF, Rex 2X NKLA ETF, Rex 2X HOOD ETF, Rex 2X BYND ETF, and Rex 2X PENN ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(5) Fifth Amendment to the Fund Sub-Administration Servicing Agreement (adding Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(6) Sixth Amendment to the Fund Sub-Administration Servicing Agreement (adding DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Seventh Amendment to the Fund Sub-Administration Servicing Agreement (adding Tactical Advantage ETF and Clouty Tune ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(8) Eighth Amendment to the Fund Sub-Administration Servicing Agreement (adding Roundhill Generative AI & Technology ETF and CNIC ICE U.S. Carbon Neutral Power Index ETF), previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
(9) Ninth Amendment to the Fund Accounting Servicing Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(10) Tenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax MSTR Option Income Strategy ETF, YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, and YieldMax XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.

(11) Eleventh Amendment to the Fund Sub-Administration Servicing Agreement (adding Return Stacked U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.

(12) Twelfth Amendment to the Fund Sub-Administration Servicing Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.

(13) Thirteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(14) Fourteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMaxTM Universe Fund of Option Income ETFs, YieldMaxTM Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(15) Form of Fifteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT - MarketVector Quality REIT Index ETF, YieldMaxTM Ultra Option Income Strategy ETF and YieldMaxTM MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.
(16) Sixteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding AGNC Mortgage ETF) to be filed by amendment.
(17) Seventeenth Amendment to the Fund Sub-Administration Servicing Agreement (adding Carbon Collective Short Duration Green Bond ETF) to be filed by amendment.
(18) Eighteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMaxTM TSLA Inverse Option Income Strategy ETF, YieldMaxTM Innovation Inverse Option Income Strategy ETF, YieldMaxTM NVDA Inverse Option Income Strategy ETF, YieldMaxTM COIN Inverse Option Income Strategy ETF and YieldMaxTM AAPL Inverse Option Income Strategy ETF) - to be filed by amendment.
(19) Nineteenth Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMaxTM N100 Inverse Option Income Strategy ETF) to be filed by amendment.
(20) Twentieth Amendment to the Fund Sub-Administration Servicing Agreement (adding Even Herd Long Short ETF) to be filed by amendment.
(21) Twenty-First Amendment to the Fund Sub-Administration Servicing Agreement (adding Octane All-Cap Value Energy ETF) to be filed by amendment.
(22) Twenty-Second Amendment to the Fund Sub-Administration Servicing Agreement (adding Peerless Option Wheel ETF) to be filed by amendment.
(23) Twenty-Third Amendment to the Fund Sub-Administration Servicing Agreement (adding YieldMaxTM Bitcoin Option Income Strategy ETF) to be filed by amendment.
(24) Twenty-Fourth Amendment to the Fund Sub-Administration Servicing Agreement (adding Return Stacked® Bonds & Futures Yield ETF and Return Stacked® U.S. Equity & Futures Yield ETF) - to be filed by amendment.
(25) Twenty-Fifth Amendment to the Fund Sub-Administration Servicing Agreement (adding CoreValues Alpha America’s Digital Growth ETF and CoreValues Alpha India Growth ETF) to be filed by amendment.
(iii)	Semi-Transparent ETF Fund Sub-Administration Servicing Agreement, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.

(iv)

Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.

(1) First Amendment to the Fund Accounting Servicing Agreement (adding YieldMax AAPL Option Income Strategy ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF, YieldMax ARKK Option Income Strategy ETF, YieldMax KWEB Option Income Strategy ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, YieldMax TLT Option Income Strategy ETF, and Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.

(2) Second Amendment to the Fund Accounting Servicing Agreement (adding The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF), previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(3) Form of Third Amendment to the Fund Accounting Servicing Agreement (adding REX Short MSTR ETF, REX Short COIN ETF, REX Short GME ETF, REX Short AMC ETF, REX Short PTON ETF, REX Short TLRY ETF, REX Short NKLA ETF, REX Short HOOD ETF, REX Short BYND ETF, REX Short PENN ETF, and Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
(4) Fourth Amendment to the Fund Accounting Servicing Agreement (adding Pinnacle Focused Opportunities ETF, and Rex 2X MSTR ETF, Rex 2X COIN ETF, Rex 2X GME ETF, Rex 2X AMC ETF, Rex 2X PTON ETF, Rex 2X TLRY ETF, Rex 2X NKLA ETF, Rex 2X HOOD ETF, Rex 2X BYND ETF, and Rex 2X PENN ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(5) Fifth Amendment to the Fund Accounting Servicing Agreement (adding Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(6) Sixth Amendment to the Fund Accounting Servicing Agreement (adding DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Seventh Amendment to the Fund Accounting Servicing Agreement (adding Tactical Advantage ETF and Clouty Tune ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(8) Eighth Amendment to the Fund Accounting Servicing Agreement (adding Roundhill Generative AI & Technology ETF and CNIC ICE U.S. Carbon Neutral Power Index ETF), previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
(9) Ninth Amendment to the Transfer Agent Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(10) Tenth Amendment to the Fund Accounting Servicing Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax MSTR Option Income Strategy ETF, YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, and YieldMax XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.

(11) Eleventh Amendment to the Fund Accounting Servicing Agreement (adding Return Stacked U.S. Stocks & Managed Futures ETF, Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.

(12) Twelfth Amendment to the Fund Accounting Servicing Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.

(13) Thirteenth Amendment to the Fund Accounting Servicing Agreement (adding Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(14) Fourteenth Amendment to the Fund Accounting Servicing Agreement (adding YieldMaxTM Universe Fund of Option Income ETFs, YieldMaxTM Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(15) Form of Fifteenth Amendment to the Fund Accounting Servicing Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT - MarketVector Quality REIT Index ETF, YieldMaxTM Ultra Option Income Strategy ETF and YieldMaxTM MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.
(16) Sixteenth Amendment to the Fund Accounting Servicing Agreement (adding AGNC Mortgage ETF) to be filed by amendment.
(17) Seventeenth Amendment to the Fund Accounting Servicing Agreement (adding Carbon Collective Short Duration Green Bond ETF) to be filed by amendment.
(18) Eighteenth Amendment to the Fund Accounting Servicing Agreement (adding YieldMaxTM TSLA Inverse Option Income Strategy ETF, YieldMaxTM Innovation Inverse Option Income Strategy ETF, YieldMaxTM NVDA Inverse Option Income Strategy ETF, YieldMaxTM COIN Inverse Option Income Strategy ETF and YieldMaxTM AAPL Inverse Option Income Strategy ETF) - to be filed by amendment.
(19) Nineteenth Amendment to the Fund Accounting Servicing Agreement (adding YieldMaxTM N100 Inverse Option Income Strategy ETF) to be filed by amendment.
(20) Twentieth Amendment to the Fund Accounting Servicing Agreement (adding Even Herd Long Short ETF) to be filed by amendment.
(21) Twenty-First Amendment to the Fund Accounting Servicing Agreement (adding Octane All-Cap Value Energy ETF) to be filed by amendment.
(22) Twenty-Second Amendment to the Fund Accounting Servicing Agreement (adding Peerless Option Wheel ETF) to be filed by amendment.
(23) Twenty-Third Amendment to the Fund Accounting Servicing Agreement (adding YieldMaxTM Bitcoin Option Income Strategy ETF) to be filed by amendment.
(24) Twenty-Fourth Amendment to the Fund Accounting Servicing Agreement (adding Return Stacked® Bonds & Futures Yield ETF and Return Stacked® U.S. Equity & Futures Yield ETF) - to be filed by amendment.
(25) Twenty-Fifth Amendment to the Fund Accounting Servicing Agreement (adding CoreValues Alpha America’s Digital Growth ETF and CoreValues Alpha India Growth ETF) to be filed by amendment.
(v)	Semi-Transparent ETF Trust Fund Accounting Servicing Agreement, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(vi)

Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.

(1) First Amendment to the Transfer Agent Agreement (adding YieldMax AAPL Option Income ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, YieldMax TSLA Option Income Strategy ETF, YieldMax ARKK Option Income Strategy ETF, YieldMax KWEB Option Income Strategy ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, and YieldMax TLT Option Income Strategy ETF, and Senior Secured Credit Opportunities ETF), previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.

(2) Second Amendment to the Transfer Agent Agreement (adding The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF), previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
(3) Form of Third Amendment to the Transfer Agent Agreement (adding REX Short MSTR ETF, REX Short COIN ETF, REX Short GME ETF, REX Short AMC ETF, REX Short PTON ETF, REX Short TLRY ETF, REX Short NKLA ETF, REX Short HOOD ETF, REX Short BYND ETF, REX Short PENN ETF, and Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.

(4) Fourth Amendment to the Transfer Agent Agreement (adding Pinnacle Focused Opportunities ETF, and Rex 2X MSTR ETF, Rex 2X COIN ETF, Rex 2X GME ETF, Rex 2X AMC ETF, Rex 2X PTON ETF, Rex 2X TLRY ETF, Rex 2X NKLA ETF, Rex 2X HOOD ETF, Rex 2X BYND ETF, and Rex 2X PENN ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
(5) Fifth Amendment to the Transfer Agent Agreement (adding Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(6) Sixth Amendment to the Transfer Agent Agreement (adding DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(7) Seventh Amendment to the Transfer Agent Agreement (adding Tactical Advantage ETF and Clouty Tune ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
(8) Eighth Amendment to the Transfer Agent Agreement (adding Roundhill Generative AI & Technology ETF and CNIC ICE U.S. Carbon Neutral Power Index ETF), previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
(9) Ninth Amendment to the Transfer Agent Agreement (adding Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(10) Tenth Amendment to the Transfer Agent Agreement (adding Cboe Validus S&P 500 Dynamic PutWrite Index ETF, Grizzle Growth ETF, YieldMax MSTR Option Income Strategy ETF, YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, and YieldMax XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(11) Eleventh Amendment to the Transfer Agent Agreement (adding Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(12) Twelfth Amendment to the Transfer Agent Agreement (adding CoreValues Alpha Greater China Growth ETF, YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.
(13) Thirteenth Amendment to the Transfer Agent Agreement (adding Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(14) Fourteenth Amendment to the Transfer Agent Agreement (adding YieldMaxTM Universe Fund of Option Income ETFs, YieldMaxTM Magnificent 7 Fund of Option Income ETFs and Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(15) Form of Fifteenth Amendment to the Transfer Agent Agreement (adding Defiance Developed Markets Enhanced Options Income ETF, Defiance Emerging Markets Enhanced Options Income ETF, Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF, Defiance R2000 Target Income ETF Quantify Absolute Income ETF, iREIT - MarketVector Quality REIT Index ETF, YieldMaxTM Ultra Option Income Strategy ETF and YieldMaxTM MSTR Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.
(16) Sixteenth Amendment to the Transfer Agent Agreement (adding AGNC Mortgage ETF) to be filed by amendment.

(17) Seventeenth Amendment to the Transfer Agent Agreement (adding Carbon Collective Short Duration Green Bond ETF) to be filed by amendment.
(18) Eighteenth Amendment to the Transfer Agent Agreement (adding YieldMaxTM TSLA Inverse Option Income Strategy ETF, YieldMaxTM Innovation Inverse Option Income Strategy ETF, YieldMaxTM NVDA Inverse Option Income Strategy ETF, YieldMaxTM COIN Inverse Option Income Strategy ETF and YieldMaxTM AAPL Inverse Option Income Strategy ETF) - to be filed by amendment.
(19) Nineteenth Amendment to the Transfer Agent Agreement (adding YieldMaxTM N100 Inverse Option Income Strategy ETF) to be filed by amendment.
(20) Twentieth Amendment to the Transfer Agent Agreement (adding Even Herd Long Short ETF) to be filed by amendment.
(21) Twenty-First Amendment to the Transfer Agent Agreement (adding Octane All-Cap Value Energy ETF) to be filed by amendment.
(22) Twenty-Second Amendment to the Transfer Agent Agreement (adding Peerless Option Wheel ETF) to be filed by amendment.
(23) Twenty-Third Amendment to the Transfer Agent Agreement (adding YieldMaxTM Bitcoin Option Income Strategy ETF) to be filed by amendment.
(24) Twenty-Fourth Amendment to the Transfer Agent Agreement (adding Return Stacked® Bonds & Futures Yield ETF and Return Stacked® U.S. Equity & Futures Yield ETF) - to be filed by amendment.
(25) Twenty-Fifth Amendment to the Transfer Agent Agreement (adding CoreValues Alpha America’s Digital Growth ETF and CoreValues Alpha India Growth ETF) to be filed by amendment.
(vii)	Semi-Transparent ETF Transfer Agent Servicing Agreement, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(viii)	Fee Waiver Agreement between the Trust (on behalf of the Return Stacked Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(ix)	Powers of Attorney, previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023, is hereby incorporated by reference.
(x)	Futures Trading Advisory Agreement between Toroso Investments, LLC and ReSolve Asset Management SEZC (Cayman) (for the Return Stacked Bonds & Managed Futures ETF and Return Stacked U.S. Stocks & Managed Futures ETF), previously filed with Post-Effective Amendment No. 131 on Form N-1A on October 25, 2023 and is incorporated herein by reference.
(i) First Amendment to the Futures Trading Advisory Agreement between Tidal Investment LLC and ReSolve Asset Management SEZC (Cayman) (for the Return Stacked® Bonds & Futures Yield ETF and Return Stacked® U.S. Equity & Futures Yield ETF) - to be filed by amendment.
(xi)	Futures Trading Advisory Agreement between Toroso Investments, LLC and Chesapeake Capital Corporation (for the Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 103 on Form N-1A on June 30, 2023 and is incorporated herein by reference.
(xii)	Form of ETF Support Agreement by and among Toroso Investments, LLC, Tidal ETF Services, LLC, and one or more fund sponsor(s), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xiii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and various Aberdeen trusts (on behalf of each series), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xiv)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust and various BlackRock and iShares trusts (on behalf of each series), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xv)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Direxion Shares ETF Trust (on behalf of certain series of the Trust), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xvi)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Fidelity Merrimack Street Trust, Fidelity Covington Trust, Fidelity Commonwealth Trust (on behalf of certain series of the Trust), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xvii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.

	(xviii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and PIMCO ETF Trust and PIMCO Equity Series (on behalf of certain series of the Trust), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(xix)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and ProShares Trust, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(xx)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and The Select Sector SPDR Trust, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(xxi)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and SPDR Series Trust, SPDR Index Shares Funds, and SSGA Active Trust, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(xxii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of each series of the Trust) and VanEck ETF (on behalf of certain series), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(xxiii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Vanguard Funds (on behalf of certain series), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(xxiv)	Rule 12d1-4 Fund of Funds Investment Agreement between the Trust (on behalf of certain series of the Trust) and Cambria ETF Trust (on behalf of certain series), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023and is incorporated herein by reference.
	(xxv)	Form of Fee Waiver Agreement between the Trust (on behalf of the DGA Absolute Return ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 79 on April 14, 2023.
	(xxvi)	Fee Waiver Agreement between the Trust (on behalf of the DGA Absolute Return ETF) and Toroso Investments, LLC,, previously filed with Post-Effective Amendment No. 111 on Form N-1A on August 14, 2023 and is incorporated herein by reference.
	(xxvii)	Fee Waiver Agreement between the Trust (on behalf of the CoreValues Alpha Greater China Growth ETF) and Toroso Investments, LLC, previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
	(xxviii)	Fee Waiver Agreement between the Trust (on behalf of the CoreValues Alpha America's Digital Growth ETF and CoreValues Alpha India Growth ETF) to be filed by amendment.
(i)	(i)	Opinion and Consent of Counsel (for the Carbon Collective Climate Solutions U.S. Equity ETF), previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(ii)	Opinion and Consent of Counsel (for the YieldMax AAPL Option Income Strategy ETF, YieldMax AMZN Option Income Strategy ETF, YieldMax BRK.B Option Income Strategy ETF, YieldMax COIN Option Income Strategy ETF, YieldMax META Option Income Strategy ETF, YieldMax GOOG Option Income Strategy ETF, YieldMax NFLX Option Income Strategy ETF, YieldMax NVDA Option Income Strategy ETF, YieldMax SQ Option Income Strategy ETF, and YieldMax TSLA Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 32 on Form N-1A on November 21, 2022 and is incorporated herein by reference.
	(iii)	Opinion and Consent of Counsel (for the YieldMax ARKK Option Income Strategy ETF, YieldMax KWEB Option Income Strategy ETF, YieldMax GDX Option Income Strategy ETF, YieldMax XBI Option Income Strategy ETF, and YieldMax TLT Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 33 on Form N-1A on November 21, 2022 and is incorporated herein by reference.
	(iv)	Opinion and Consent of Counsel (for the Senior Secured Credit Opportunities ETF) previously filed with Post-Effective Amendment No. 15 on Form N-1A on October 13, 2022 and is incorporated herein by reference.
	(v)	Opinion and Consent of Counsel (for The Meet Kevin Pricing Power ETF, The Meet Kevin Select ETF, The Meet Kevin Moderate ETF), previously filed with Post-Effective Amendment No. 28 on Form N-1A on November 14, 2022 and is incorporated herein by reference.
	(vi)	Opinion and Consent of Counsel (for the REX Short MSTR ETF, REX Short COIN ETF, REX Short GME ETF, REX Short AMC ETF, REX Short PTON ETF, REX Short TLRY ETF, REX Short NKLA ETF, REX Short HOOD ETF, REX Short BYND ETF, and REX Short PENN ETF) to be filed by amendment.
	(vii)	Opinion and Consent of Counsel (for the Nicholas Fixed Income Alternative ETF), previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
	(viii)	Opinion and Consent of Counsel (for the Rex 2X MSTR ETF, Rex 2X COIN ETF, Rex 2X GME ETF, Rex 2X AMC ETF, Rex 2X PTON ETF, Rex 2X TLRY ETF, Rex 2X NKLA ETF, Rex 2X HOOD ETF, Rex 2X BYND ETF, and Rex 2X PENN ETF) to be filed by amendment.
	(ix)	Opinion and Consent of Counsel (for the Pinnacle Focused Opportunities ETF), previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
	(x)	Opinion and Consent of Counsel (for the Tactical Advantage ETF), previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.

(xi)	Opinion and Consent of Counsel (for the Return Stacked Bonds & Managed Futures ETF and Return Stacked Global Stocks & Bonds ETF), previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
(xi)	Opinion and Consent of Counsel (for the DGA Absolute Return ETF), previously filed with Post-Effective Amendment No. 79 on April 14, 2023.
(xii)	Opinion and Consent of Counsel (for the Veridien Climate Action ETF), previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
(xiii)	Opinion and Consent of Counsel (for the Clouty Tune ETF), previously filed with Post-Effective Amendment No. 76 on Form N-1A on April 13, 2023 and is incorporated herein by reference.
(xiv)	Opinion and Consent of Counsel (for the Roundhill Generative AI & Technology ETF), previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
(xv)	Opinion and Consent of Counsel (for the CNIC ICE U.S. Carbon Neutral Power Index ETF), previously filed with Post-Effective Amendment No. 81 on Form N-1A on May 1, 2023 and is incorporated herein by reference.
(xvi)	Opinion and Consent of Counsel (for the Blueprint Chesapeake Multi-Asset Trend ETF), previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
(xvii)	Opinion and Consent of Counsel (for the Cboe Validus S&P 500 Dynamic PutWrite Index ETF), previously filed with Post-Effective Amendment No. 107 on Form N-1A on July 25, 2023 and is incorporated herein by reference.
(xviii)	Opinion and Consent of Counsel (for the Grizzle Growth ETF), previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
(xix)	Opinion and Consent of Counsel (for Psychedelics Companies), previously filed with Post-Effective Amendment No. 140 on Form N-1A on November 28, 2023 and is incorporated herein by reference.
(xx)	Opinion and Consent of Counsel (for the YieldMax ABNB Option Income Strategy ETF, YieldMax AMD Option Income Strategy ETF, YieldMax MRNA Option Income Strategy ETF, YieldMax PYPL Option Income Strategy ETF, YieldMax DIS Option Income Strategy ETF, YieldMax JPM Option Income Strategy ETF, YieldMax MSFT Option Income Strategy ETF, and YieldMax XOM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 111 on Form N-1A on August 14, 2023 and is incorporated herein by reference.
(xxi)	Opinion and Consent of Counsel (for the CoreValues Alpha Greater China Growth ETF), previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(xxii)	Opinion and Consent of Counsel (for the Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, and Defiance R2000 Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 117 on Form N-1A on August 25, 2023 and is incorporated herein by reference.
(xxiii)	Opinion and Consent of Counsel (for the Return Stacked U.S. Stocks & Managed Futures ETF), previously filed with Post-Effective Amendment No. 118 on Form N-1A on August 29, 2023 and is herein by reference.
(xxiv)	Opinion and Consent of Counsel (for the YieldMax ADBE Option Income Strategy ETF, YieldMax AI Option Income Strategy ETF, YieldMax BA Option Income Strategy ETF, YieldMax BIIB Option Income Strategy ETF, YieldMax INTC Option Income Strategy ETF, YieldMax NKE Option Income Strategy ETF, YieldMax ORCL Option Income Strategy ETF, YieldMax ROKU Option Income Strategy ETF, YieldMax SNOW Option Income Strategy ETF, YieldMax TGT Option Income Strategy ETF and YieldMax ZM Option Income Strategy ETF), previously filed with Post-Effective Amendment No. 130 on Form N-1A on October 6, 2023 and is incorporated herein by reference.
(xxv)	Opinion and Consent of Counsel (for the Hilton Small-MidCap Opportunity ETF), previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
(xxvi)	Opinion and Consent of Counsel (for the Quantify Absolute Income ETF) to be filed by amendment.
(xxvii)	Opinion and Consent of Counsel (for the YieldMax Universe Fund of Option Income ETFs and YieldMax Magnificent 7 Fund of Option Income ETFs), previously filed with Post-Effective Amendment No. 153 on Form N-1A on January 8, 2024 and is incorporated herein by reference.
(xxviii)	Opinion and Consent of Counsel (for the Defiance Treasury Alternative Yield ETF), previously filed with Post-Effective Amendment No. 155 on Form N-1A on January 23, 2024 and is incorporated herein by reference.
(xxix)	Opinion and Consent of Counsel (for the iREIT - MarketVector Quality REIT Index ETF) to be filed by amendment.
(xxx)	Opinion and Consent of Counsel (for the Defiance Developed Markets Enhanced Options Income ETF and Defiance Emerging Markets Enhanced Options Income ETF), previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.
(xxxi)	Opinion and Consent of Counsel (for the AGNC Mortgage ETF) to be filed by amendment.
(xxxii)	Opinion and Consent of Counsel (for YieldMaxTM Ultra Option Income Strategy ETF) to be filed by amendment.
(xxxiii)	Opinion and Consent of Counsel (for YieldMaxTM MSTR Option Income Strategy ETF) to be filed by amendment.
(xxxiv)	Opinion and Consent of Counsel (for the Carbon Collective Short Duration Green Bond ETF) to be filed by amendment.
(xxxv)	Opinion and Consent of Counsel (for the Defiance Nasdaq 100 Target Income ETF, Defiance S&P 500 Target Income ETF and Defiance R2000 Target Income ETF) to be filed by amendment.

	(xxxvi)	Opinion and Consent of Counsel (for the YieldMaxTM TSLA Inverse Option Income Strategy ETF, YieldMaxTM Innovation Inverse Option Income Strategy ETF, YieldMaxTM NVDA Inverse Option Income Strategy ETF, YieldMaxTM COIN Inverse Option Income Strategy ETF and YieldMaxTM AAPL Inverse Option Income Strategy ETF) - to be filed by amendment.
	(xxxvii)	Opinion and Consent of Counsel (for the YieldMaxTM N100 Inverse Option Income Strategy ETF) to be filed by amendment.
	(xxxviii)	Opinion and Consent of Counsel (for the Even Herd Long Short ETF) to be filed by amendment.
	(xxxix)	Opinion and Consent of Counsel (for the Octane All-Cap Value Energy ETF) to be filed by amendment.
	(xl)	Opinion and Consent of Counsel (for the Peerless Option Wheel ETF) to be filed by amendment.
	(xli)	Opinion and Consent of Counsel (for the YieldMaxTM Bitcoin Option Income Strategy ETF) to be filed by amendment.
	(xlii)	Opinion and Consent of Counsel (for the Return Stacked® Bonds & Futures Yield ETF and Return Stacked® U.S. Equity & Futures Yield ETF) - to be filed by amendment.
	(xliii)	Opinion and Consent of Counsel (for the CoreValues Alpha America's Digital Growth ETF and CoreValues Alpha India Growth ETF) - to be filed by amendment.
(j)		Consent of Independent Registered Accounting Firm - not applicable.
(k)		Not applicable.
(l)	(i)	Subscription Agreement, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(ii)	Letter of Representations between the Trust and Depository Trust Company to be filed by subsequent amendment.
(m)		Amended Rule 12b-1 Plan, previously filed with Post-Effective Amendment No. 165 on Form N-1A on February 1, 2024 and is incorporated herein by reference.
(n)		Not applicable.
(o)		Reserved.
(p)	(i)	Code of Ethics for Tidal Trust II, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(ii)	Code of Ethics for Toroso Investments, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(iii)	Code of Ethics Carbon Collective Investing, LLC, previously filed with the Trusts registration statement on Form N-1A/A on July 12, 2022, is hereby incorporated by reference.
	(iv)	Code of Ethics for Distributor not applicable per Rule 17j-1(c)(3).
	(v)	Code of Ethics for Platos Philosophy LLC, previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
	(vi)	Code of Ethics for ZEGA Financial, LLC, previously filed with Post-Effective Amendment No. 32 on Form N-1A on November 21, 2022 and is incorporated herein by reference
	(vii)	Code of Ethics for BluePath Capital Management, LLC, previously filed with Post-Effective Amendment No. 34 on Form N-1A on November 22, 2022 and is incorporated herein by reference.
	(viii)	Code of Ethics for Pinnacle Family Advisors, LLC, previously filed with Post-Effective Amendment No. 45 on Form N-1A on December 28, 2022 and is incorporated herein by reference.
	(ix)	Code of Ethics for Veridien Global Investors LLC, previously filed with Post-Effective Amendment No. 74 on Form N-1A on April 11, 2023 and is incorporated herein by reference.
	(x)	Code of Ethics for Family Dynasty Advisors LLC, previously filed with Post-Effective Amendment No. 72 on Form N-1A on April 6, 2023 and is incorporated herein by reference.
	(xi)	Code of Ethics for Newfound Research LLC, previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(xii)	Code of Ethics for ReSolve Asset Management SEZC (Cayman) previously filed with Post-Effective Amendment No. 56 on Form N-1A on February 6, 2023 and is incorporated herein by reference.
	(xiii)	Code of Ethics for Roundhill Financial Inc., previously filed with Post-Effective Amendment No. 88 on Form N-1A on May 12, 2023 and is incorporated herein by reference.
	(xiv)	Code of Ethics for Montrose Estate Capital Management, LLC d/b/a Days Global Advisors, previously filed with Post-Effective Amendment No. 91 on Form N-1A on May 24, 2023 and is incorporated herein by reference.
	(xv)	Code of Ethics for Chesapeake Capital Corporation, previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.
	(xvi)	Code of Ethics for Blueprint Fund Management, LLC, previously filed with Post-Effective Amendment No. 102 on Form N-1A on June 27, 2023 and is incorporated herein by reference.
	(xvii)	Code of Ethics for Grizzle Investment Management LLC, previously filed with Post-Effective Amendment No. 109 on Form N-1A on August 7, 2023 and is incorporated herein by reference.
	(xviii)	Code of Ethics for Cambria Investment Management, L.P., previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
	(xix)	Code of Ethics for Hilton Capital Management, LLC, previously filed with Post-Effective Amendment No. 135 on Form N-1A on November 20, 2023 and is incorporated herein by reference.

(xx)	Code of Ethics for MSA Power Funds LLC, previously filed with Post-Effective Amendment No. 124 on Form N-1A on September 20, 2023 and is incorporated herein by reference.
(xxi)	Code of Ethics for Quantify Chaos Advisors, LLC to be filed by amendment.
(xxii)	Code of Ethics for AGNC Investment Management, LLC to be filed by amendment.
(xxiii)	Code of Ethics for Artesian Capital Management LP - to be filed by amendment.
(xxiv)	Code of Ethics for Even Herd, LLC - to be filed by amendment.
(xxv)	Code of Ethics for Octane Investments, Inc. - to be filed by amendment.
(xxvi)	Code of Ethics for Peerless Wealth LLC to be filed by amendment.

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII of the Registrant’s Second Amendment and Restated Declaration of Trust. The general effect of this provision is to indemnify the Trustees, officers, employees and other agents of the Trust who are parties pursuant to any proceeding by reason of their actions performed in their scope of service on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the Securities Act), the Registrant furnishes the following undertaking: Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

This Item incorporates by reference each investment advisers Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SECs website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trusts Statement of Additional Information.

Investment Adviser	SEC File No.
Tidal Investments LLC (f/k/a Toroso Investments, LLC)	801-76857
Carbon Collective Investing, LLC	801-119296
Platos Philosophy LLC	801-126714
ZEGA Financial, LLC	801-78723
BluePath Capital Management, LLC	801-122063
Pinnacle Family Advisors, LLC	801-78013
Newfound Research LLC	801-73042
Montrose Estate Capital Management, LLC	801-127176
Family Dynasty Advisors LLC	801-127497
Roundhill Financial Inc.	801-114971
Veridien Global Investors, LLC	801-127602
Chesapeake Capital Corporation	801-106985
Blueprint Fund Management, LLC	801-117790
Grizzle Investment Management LLC	801-122682
Cambria Investment Management, L.P.	801-71786
MSA Power Funds LLC	801-128292
Hilton Capital Management, LLC	801-60776
Quantify Chaos Advisors, LLC (dba Quantify Funds)	801-129075
AGNC Investment Management, LLC	[ ]
Artesian Capital Management LP	[ ]
Even Herd, LLC	[ ]
Octane Investments, Inc.	[ ]
Peerless Wealth LLC	[ ]

Item 32. Principal Underwriter

(a)	Foreside Fund Services, LLC serves as principal underwriter for the Registrant and the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	Absolute Shares Trust
4.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
5.	AdvisorShares Trust
6.	AFA Multi-Manager Credit Fund
7.	AGF Investments Trust
8.	AIM ETF Products Trust
9.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
10.	Alpha Intelligent Large Cap Growth ETF, Series of Listed Funds Trust
11.	Alpha Intelligent Large Cap Value ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	American Century ETF Trust
14.	Amplify ETF Trust
15.	Applied Finance Core Fund, Series of World Funds Trust
16.	Applied Finance Explorer Fund, Series of World Funds Trust
17.	Applied Finance Select Fund, Series of World Funds Trust
18.	ARK ETF Trust
19.	ASYMmetric ETFs Trust
20.	Bluestone Community Development Fund
21.	BondBloxx ETF Trust
22.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
23.	Bridgeway Funds, Inc.
24.	Brinker Capital Destinations Trust

25.	Brookfield Real Assets Income Fund Inc.
26.	Build Funds Trust
27.	Calamos Convertible and High Income Fund
28.	Calamos Convertible Opportunities and Income Fund
29.	Calamos Dynamic Convertible and Income Fund
30.	Calamos Global Dynamic Income Fund
31.	Calamos Global Total Return Fund
32.	Calamos Strategic Total Return Fund
33.	Carlyle Tactical Private Credit Fund
34.	Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
35.	Cboe Vest S&P 500 Dividend Aristocrats Target Income Fund, Series of World Funds Trust
36.	Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
37.	Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust
38.	Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
39.	Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust
40.	Center Coast Brookfield MLP & Energy Infrastructure Fund
41.	Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
42.	Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
43.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
44.	Clifford Capital International Value Fund, Series of World Funds Trust
45.	Clifford Capital Partners Fund, Series of World Funds Trust
46.	Cliffwater Corporate Lending Fund
47.	Cliffwater Enhanced Lending Fund
48.	Cohen & Steers Infrastructure Fund, Inc.
49.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
50.	CornerCap Group of Funds
51.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
52.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
53.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
54.	Davis Fundamental ETF Trust
55.	Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions
57.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
58.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
59.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
60.	Defiance Quantum ETF, Series of ETF Series Solutions
61.	Direxion Shares ETF Trust
62.	Dividend Performers ETF, Series of Listed Funds Trust
63.	Dodge & Cox Funds
64.	DoubleLine ETF Trust
65.	DoubleLine Opportunistic Credit Fund
66.	DoubleLine Yield Opportunities Fund
67.	Eaton Vance NextShares Trust
68.	Eaton Vance NextShares Trust II
69.	EIP Investment Trust
70.	Ellington Income Opportunities Fund
71.	Esoterica Thematic ETF Trust
72.	ETF Opportunities Trust
73.	Evanston Alternative Opportunities Fund
74.	Exchange Listed Funds Trust
75.	Fiera Capital Series Trust
76.	FlexShares Trust
77.	FOMO ETF, Series of Collaborative Investment Series Trust
78.	Forum Funds
79.	Forum Funds II
80.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
81.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
82.	Grizzle Growth ETF, Series of Listed Funds Trust
83.	Guinness Atkinson Funds
84.	Harbor ETF Trust
85.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

87.	IDX Funds
88.	Innovator ETFs Trust
89.	Ironwood Institutional Multi-Strategy Fund LLC
90.	Ironwood Multi-Strategy Fund LLC
91.	John Hancock Exchange-Traded Fund Trust
92.	Kelly Strategic ETF Trust
93.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
94.	LifeGoal Conservative Wealth Builder ETF, Series of Northern Lights Fund Trust II
95.	LifeGoal Home Down Payment ETF, Series of Northern Lights Fund Trust II
96.	LifeGoal Wealth Builder ETF, Series of Northern Lights Fund Trust II
97.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
98.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
99.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
100.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
101.	Manor Investment Funds
102.	Merk Stagflation ETF, Series of Listed Funds Trust
103.	Milliman Variable Insurance Trust
104.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
105.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
106.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
107.	Morgan Creek - Exos Active SPAC Arbitrage ETF, Series of Listed Funds Trust
108.	Morningstar Funds Trust
109.	OTG Latin American Fund, Series of World Funds Trust
110.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
111.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
115.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
116.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
117.	Palmer Square Opportunistic Income Fund
118.	Partners Group Private Income Opportunities, LLC
119.	PENN Capital Funds Trust
120.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
121.	Perkins Discovery Fund, Series of World Funds Trust
122.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
123.	Plan Investment Fund, Inc.
124.	PMC Funds, Series of Trust for Professional Managers
125.	Point Bridge America First ETF, Series of ETF Series Solutions
126.	Preferred-Plus ETF, Series of Listed Funds Trust
127.	Putnam ETF Trust
128.	Quaker Investment Trust
129.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
130.	Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
131.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
132.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
133.	Renaissance Capital Greenwich Funds
134.	Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
135.	Reynolds Funds, Inc.
136.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
137.	RiverNorth Patriot ETF, Series of Listed Funds Trust (f/k/a RiverNorth Volition America Patriot ETF)
138.	RMB Investors Trust
139.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
140.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
141.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
142.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
143.	Roundhill Cannabis ETF, Series of Listed Funds Trust
144.	Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
145.	Roundhill MEME ETF, Series of Listed Funds Trust
146.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
147.	Rule One Fund, Series of World Funds Trust
148.	Salient MF Trust
149.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
150.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust

151.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
152.	SHP ETF Trust
153.	Six Circles Trust
154.	Sound Shore Fund, Inc.
155.	Sparrow Funds
156.	Spear Alpha ETF, Series of Listed Funds Trust
157.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
158.	STF Tactical Growth ETF, Series of Listed Funds Trust
159.	Strategy Shares
160.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
161.	Syntax ETF Trust
162.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
163.	The B.A.D. ETF, Series of Listed Funds Trust
164.	The Community Development Fund
165.	The De-SPAC ETF, Series of Collaborative Investment Series Trust
166.	The Finite Solar Finance Fund
169.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
170.	Third Avenue Trust
171.	Third Avenue Variable Series Trust
172.	Tidal ETF Trust
173.	Tidal Trust II
174.	TIFF Investment Program
175.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
176.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
177.	Timothy Plan International ETF, Series of The Timothy Plan
178.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
179.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
180.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
181.	Total Fund Solution
182.	Touchstone ETF Trust
183.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
184.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
185.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
186.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
187.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
188.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
189.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
194.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
196.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
197.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
198.	Tuttle Capital Short Innovation ETF, Series of Collaborative Investment Series Trust
199.	U.S. Global Investors Funds
200.	Union Street Partners Value Fund, Series of World Funds Trust
201.	Variant Alternative Income Fund
202.	Variant Impact Fund
203.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
204.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
205.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
206.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
207.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
208.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
209.	VictoryShares Protect America ETF, Series of Victory Portfolios II
210.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
211.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
212.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
213.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

214.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
215.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
216.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
217.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
218.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
219.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
220.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
221.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
222.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
226.	West Loop Realty Fund, Series of Investment Managers Series Trust
227.	WisdomTree Trust
228.	WST Investment Trust
229.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributors main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	Treasurer

(c)	Not applicable

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Registrant’s Custodian	U.S. Bank, National Association 1555 N. Rivercenter Drive Milwaukee, WI 53212

Registrant’s Principal Underwriter	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Registrant’s Investment Adviser	Tidal Investments LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204

Registrant’s Sub-Adviser	Carbon Collective Investing, LLC 1748 Shattuck Ave. PMB 164 Berkeley, CA 94709

Registrant’s Sub-Adviser	ZEGA Financial, LLC 3801 PGA Blvd. Palm Beach Gardens, FL 33410

Registrant’s Sub-Adviser	Platos Philosophy LLC 8164 Platinum Street Ventura, California 93004
Registrant’s Sub-Adviser	BluePath Capital Management, LLC dba Nicholas Wealth Management 218 Roswell Street NE Marietta, Georgia 30060

Registrant’s Sub-Adviser	Pinnacle Family Advisors, LLC 620 W. Republic Road Suite 104 Springfield, Missouri 65807

Registrant’s Sub-Adviser	Veridien Global Investors LLC 320 Post Road Darien, Connecticut 06820

Registrant’s Sub-Adviser	Newfound Research LLC 380 Washington Street, 2nd Floor Wellesley Hills, MA 02481

Registrant’s Futures Trading Advisor	ReSolve Asset Management SEZC (Cayman) 90 North Church Street Strathvale House, 5th Floor Georgetown, Grand Cayman, Cayman Islands, KY1-9012

Registrant’s Sub-Adviser	Montrose Estate Capital Management, LLC d/b/a Days Global Advisors 6363 Woodway Dr., Suite # 763 Houston, TX 77057

Registrant’s Sub-Adviser	Family Dynasty Advisors LLC 4601 S. Loop 289 #7 Lubbock TX 79424

Registrant’s Sub-Adviser	Roundhill Financial Inc. 154 West 14th Street, 2nd Floor New York, New York 10011

Registrant’s Sub-Adviser	Veridien Global Investors LLC 320 Post Road Darien, CT 06820

Registrant’s Sub-Adviser	Chesapeake Capital Corporation 308 Long Lane Richmond, Virginia 23221

Registrant’s Sub-Adviser	Blueprint Fund Management, LLC 1250 Revolution Mill Dr., Suite 150, Greensboro, NC 27405

Registrant’s Sub-Adviser	Grizzle Investment Management LLC 573 Coldstream Drive Berwyn, Pennsylvania 19312

Registrant’s Sub-Adviser	Cambria Investment Management, L.P. 3300 Highland Avenue Manhattan Beach, CA 90266

Registrant’s Sub-Adviser	Hilton Capital Management, LLC 1010 Franklin Avenue, Suite 300A Garden City, NY 11530

Registrant’s Sub-Adviser	Quantify Chaos Advisors, LLC (dba Quantify Funds) 21 India Street, #2609 Brooklyn, New York, 11222

Registrant’s Sub-Adviser	AGNC Investment Management, LLC 7373 Wisconsin Avenue, 22nd Floor Bethesda, MD 20814

Registrant’s Sub-Adviser	Artesian Capital Management LP 499 7th Ave, Level 22N New York, NY 10018

Registrant’s Sub-Adviser	Even Herd, LLC 14642 Bogert Pkwy Oklahoma City, OK 73134

Registrant’s Sub-Adviser	Octane Investments, Inc. 630 Third Ave., Suite 2100 New York, NY 10017

Registrant’s Sub-Adviser	Peerless Wealth LLC 1 East Campus View Blvd. Suite 210 Columbus, Ohio 43235

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 166 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on February 7, 2024.

Tidal Trust II

/s/ Eric W. Falkeis
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on February 7, 2024.

Signature	Title

/s/ Eric W. Falkeis	President, Principal Executive Officer, and Trustee
Eric W. Falkeis

/s/ Dave Norris*	Trustee
David Norris

/s/ Michelle McDonough*	Trustee
Michelle McDonough

/s/ Javier Marquina*	Trustee
Javier Marquina

/s/ Aaron Perkovich	Treasurer (principal financial officer and principal accounting officer)
Aaron Perkovich

*By:	/s/ Eric W. Falkeis
Eric Falkeis, Attorney in Fact
By Power of Attorney